UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23793)

Tidal Trust II
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Tidal Trust II
234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: October 31, 2023

Item 1. Reports to Stockholders.

(a)

YieldMax Innovation Option Income Strategy ETF

Ticker: OARK

YieldMax TSLA Option Income Strategy ETF

Ticker: TSLY

YieldMax AAPL Option Income Strategy ETF
Ticker: APLY

YieldMax NVDA Option Income Strategy ETF

Ticker: NVDY

YieldMax AMZN Option Income Strategy ETF
Ticker: AMZY

YieldMax GOOGL Option Income Strategy ETF
Ticker: GOOY

YieldMax META Option Income Strategy ETF
Ticker: FBY

YieldMax NFLX Option Income Strategy ETF
Ticker: NFLY

YieldMax COIN Option Income Strategy ETF
 Ticker: CONY

YieldMax DIS Option Income Strategy ETF
Ticker: DISO

YieldMax MSFT Option Income Strategy ETF
Ticker: MSFO

YieldMax XOM Option Income Strategy ETF
Ticker: XOMO

YieldMax JPM Option Income Strategy ETF
Ticker: JPMO

YieldMax AMD Option Income Strategy ETF
 Ticker: AMDY

YieldMax PYPL Option Income Strategy ETF
Ticker: PYPY

YieldMax SQ Option Income Strategy ETF
Ticker: SQY

YieldMax MRNA Option Income Strategy ETF
Ticker: MRNY

Annual Report

October 31, 2023

This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

1

YieldMax ETFs

SHAREHOLDER LETTER

Dear Shareholders,

When we developed the YieldMax™ Option Income Strategy ETFs (the “Funds”) in 2022, our goal was to construct a portfolio that generates monthly income by selling/writing call options on a single equity - initially, TSLA – This strategy aims to harvest compelling yields, while retaining capped participation in the price gains of the underlying equity (asset).

Each of the Fund’s primary investment objective is to seek current income. Each of the Fund’s secondary investment objective is to seek exposure to the share price of the common stock of the underlying stock subject to a limit on potential investment gains. There are three main steps in the process:

1)Utilizing Synthetic long exposure to the underlying, which allows the Funds to seek to participate in the changes, up or down, in the price of the underlying’s stock.

2)Covered call writing (where the underlying call options are sold against the synthetic long portion of the strategy), which allows the Funds to generate income.

3)Purchase of U.S. Treasuries, which are collateral for the options holdings, and which also generate income.

Each of the Funds will seek to provide monthly income in the form of distributions. Each of the Funds will seek to generate such income in the following ways:

•Writing (selling) call option contracts on the underlying as described above. The income, in the form of option premiums received from such option sales, will be primarily influenced by the volatility of the underlying stock, although other factors, including interest rates, will also impact the level of income.

•Investing in short-term U.S. Treasury securities. The income generated by these securities will be influenced by interest rates at the time of investment.

Performance Update

The YieldMax™ Option Income Strategy ETFs were launched across various dates in 2022 and 2023.

The table illustrates the YieldMax™ ETFs that were active through the year ending 10/31/2023. Returns are total returns of NAV price including dividends reinvested. Also noted are the inception dates where the earliest ETF tickers are listed first.

Since on the ex-dividend date a security is reduced by the amount of the dividend, the total return is a more complete way to evaluate one’s holdings. This is especially pertinent with a strategy targeting high current income.

Since reinvesting dividends builds one’s share count, it is an effective approach to potential compounding of dividends.

Fund Name	Fund Ticker	NAV Cumulative Returns Inception to 10/31/2023
YieldMax AMD Option Income Strategy ETF	AMDY NAV	-5.8%
YieldMax AMZN Option Income Strategy ETF	AMZY NAV	7.94%
YieldMax AAPL Option Income Strategy ETF	APLY NAV	1.88%
YieldMax COIN Option Income Strategy ETF	CONY NAV	4.69%
YieldMax DIS Option Income Strategy ETF	DISO NAV	1.22%
YieldMax META Option Income Strategy ETF	FBY NAV	2.17%
YieldMax GOOGL Option Income Strategy ETF	GOOY NAV	-3.50%
YieldMax JPM Option Income Strategy ETF	JPMO NAV	-4.58%
YieldMax MRNA Option Income Strategy ETF	MRNY NAV	-3.25%
YieldMax MSFT Option Income Strategy ETF	MSFO NAV	8.13%
YieldMax NFLX Option Income Strategy ETF	NFLY NAV	-5.99%
YieldMax NVDA Option Income Strategy ETF	NVDY NAV	21.88%
YieldMax Innovation Option Income Strategy ETF	OARK NAV	-13.76%
YieldMax PYPL Option Income Strategy ETF	PYPY NAV	-9.82%
YieldMax SQ Option Income Strategy ETF	SQY NAV	-11.17%
YieldMax TSLA Option Income Strategy ETF	TSLY NAV	-7.26%
YieldMax XOM Option Income Strategy ETF	XOMO NAV	-7.08%

Data Source: Tidal Toroso

2

YieldMax ETFs

Highlights From Across the YieldMax™ Complex:

YieldMax™ TSLA Option Income Strategy ETF

Tesla, the underlying, saw quite amount of volatility that included several large drawdowns with subsequent fast recoveries.

Since investors cap the upside in exchange for the premium sold, they experienced the drawdown but were limited in how much of the recovery they captured. This is always a possibility given the price behavior of Tesla. We also saw the implied volatility levels come down from where they were in late 2022 and early 2023.

The amount of potential option premium received from selling covered calls is largely dependent on the level of implied volatility in the options market.

The relative implied volatility of TSLA remains high compared to the broad market which the fund captured to maintain a high dividend consistent with the primary goal of current income. We the opportunity to generate higher monthly dividends to continue.

YieldMax™ NVDA Option Income Strategy ETF

Nvidia, the underlying, experienced a strong uptrend followed by a wide but range bound price action.

Nvidia’s implied volatility remained robust, especially around several announcement cycles. Due to these factors, the fund was able to not only realize capital appreciation but also strong option premium capture leading to positive returns since inception.

It was a good example of how the fund can capture some upside up to the cap set by selling covered calls to generate premium capture.

YieldMax™ COIN Option Income Strategy ETF

One of the newer funds to the lineup was able to capture a combination of high option premium through covered call selling with some upside appreciate capture.

Coinbase, the underlying, has been in a strong uptrend combined with very high implied volatility. This combination has proven productive thus far for the fund in its mandate to generate high current income.

Expectations in Different Market Environments

Each of the Fund’s strategy performs best:

•When the underlying asset moves slightly higher thus presenting the opportunity to capture some price appreciation and extrinsic premium.

•When the underlying asset moves lower, the Funds intend to lose less due to the offset of the premium received.

When each of the Fund’s strategy performs the worst:

•The YieldMax™ Option Income Strategy ETFs will underperform when the underlying equity is making a strong move up. Since investors in the Funds give up upside in exchange for the premium received to sell a covered call.

•During periods of lower implied volatility where the amount of premium available drops, it leads to potentially lower monthly dividends.

Looking Ahead

We believe investors in the Funds are well positioned to capitalize on the implied volatility inherent in the underlying security by taking in premium from the sale of covered calls.

At the same time, investors can participate in some limited upside as usual per a covered call writing strategy.

While covered calls are not intended to provide material hedges on the underlying, the premium received may reduce the downside by the amount of the option premium sold.

SHAREHOLDER LETTER (Continued)

3

YieldMax ETFs

Year to date the economy has defied many prognostications by avoiding a recession declared by the NBER (National Bureau of Economic Research). At the same time the S&P 500 Index has recovered from the late 2022 lows while earnings estimates for fiscal 2024 have risen.

Estimates for potential cuts to interest rates by the Federal Reserve have been forecasted evidenced by the Fed Funds futures markets.

Tailwinds for equity markets might include better than expected earnings, a more dovish Fed, no recession, solid employment situation, and investors willing to pay more for future growth with a reflating of the forward price to earnings multiple.

Headwinds might include renewed inflation, a Fed that settles on a “higher-for-longer” rate strategy, softer earnings, problems within the credit markets, or a reduction in the forward price to earnings multiple. Since 2024 is a Presidential election year, this adds an additional dimension of risk and potential volatility to markets.

For these reasons, we believe that investors should consider holding alternative income strategies within their overall portfolio.

We feel this potentially gives investors the ability to take advantage of higher implied volatility to generate monthly income via dividends while generating returns during sideways to slight up or down markets over the period each synthetic covered call is established for.

Due to an interest rate environment where US treasuries are paying a more normalized rate of return, these allow for the Fund to generate additional income in addition to premium generated by the covered call premium selling.

This material must be preceded or accompanied by a prospectus.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. Performance current to the most recent month-end can be obtained by calling 833-415-4006. Short-term performance, in particular, is not a good indication of the fund’s future performance, and an investment should not be made based solely on returns. Returns beyond 1 year are annualized. A fund’s NAV is the sum of all its assets less any liabilities, divided by the number of shares outstanding. The market price is the most recent price at which the fund was traded. The fund intends to pay out dividends and interest income, if any, monthly. There is no guarantee these distributions will be made.

Equity Market Risk. The equity securities underlying the Fund’s option investments may experience sudden, unpredictable drops in value or long periods of decline in value. Derivatives Risk. The Fund invests in options, which are a form of derivative investment. Derivatives have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; and illiquidity of the derivative investments. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Fixed Income Securities Risk. The Fund may invest in fixed income securities directly or through ETFs or other investment companies. Fixed income securities are subject to interest rate risk (discussed further herein), call risk, prepayment and extension risk, credit risk (discussed further herein), and liquidity risk. Interest rates may go up resulting in a decrease in the value of the fixed income securities held by the Fund. Credit risk is the risk that an issuer will not make timely payments of principal and interest. Non-Diversification Risk. Because the Fund is “nondiversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. New Fund Risk. The Fund is a recently organized management investment company with no operating history.

As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility.

Distributed by Foreside Fund Services, LLC

SHAREHOLDER LETTER (Continued)

4

YieldMax Innovation Option Income Strategy ETF

PERFORMANCE SUMMARY (Unaudited)

$12,000
$11,000
$10,000
$9,000
$8,000
11/22/2022
11/30/2022
12/31/2022
1/31/2023
2/28/2023
3/31/2023
4/30/2023
5/31/2023
6/30/2023
7/31/2023
8/31/2023
9/30/2023
10/31/2023
YieldMax Innovation Option Income Strategy ETF - NAV
YieldMax Innovation Option Income Strategy ETF - Market
S&P 500® Total Return Index

Total Returns for the Period Ended October 31, 2023:	Since Inception (11/22/2022)	Ending Value (10/31/2023)
YieldMax Innovation Option Income Strategy ETF - NAV	-13.76%	$8,624
YieldMax Innovation Option Income Strategy ETF - Market	-13.85%	8,615
S&P 500® Total Return Index	6.35%	10,635

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (866) 864-3968. The Fund’s expense ratio is 0.99% (as of the Fund’s most recently filed Prospectus).

5

YieldMax TSLA Option Income Strategy ETF

PERFORMANCE SUMMARY (Unaudited)

$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$7,000
11/22/2022
11/30/2022
12/31/2022
1/31/2023
2/28/2023
3/31/2023
4/30/2023
5/31/2023
6/30/2023
7/31/2023
8/31/2023
9/30/2023
10/31/2023
YieldMax TSLA Option Income Strategy ETF - NAV
YieldMax TSLA Option Income Strategy ETF - Market
S&P 500® Total Return Index

Total Returns for the Period Ended October 31, 2023:	Since Inception (11/22/2022)	Ending Value (10/31/2023)
YieldMax TSLA Option Income Strategy ETF - NAV	-7.26%	$9,274
YieldMax TSLA Option Income Strategy ETF - Market	-8.20%	9,180
S&P 500® Total Return Index	6.35%	10,635

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (866) 864-3968. The Fund’s expense ratio is 0.99% (as of the Fund’s most recently filed Prospectus).

6

YieldMax AAPL Option Income Strategy ETF

PERFORMANCE SUMMARY (Unaudited)

$12,000
$11,500
$11,000
$10,500
$10,000
4/17/2023
4/30/2023
5/31/2023
6/30/2023
7/31/2023
8/31/2023
9/30/2023
10/31/2023
YieldMax AAPL Option Income Strategy ETF - NAV
YieldMax AAPL Option Income Strategy ETF - Market
S&P 500® Total Return Index

Total Returns for the Period Ended October 31, 2023:	Since Inception (4/17/2023)	Ending Value (10/31/2023)
YieldMax AAPL Option Income Strategy ETF - NAV	1.88%	$10,188
YieldMax AAPL Option Income Strategy ETF - Market	1.86%	10,186
S&P 500® Total Return Index	1.86%	10,186

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (866) 864-3968. The Fund’s expense ratio is 0.99% (as of the Fund’s most recently filed Prospectus).

7

YieldMax NVDA Option Income Strategy ETF

PERFORMANCE SUMMARY (Unaudited)

$14,000
$13,000
$12,000
$11,000
$10,000
5/10/2023
5/31/2023
6/30/2023
7/31/2023
8/31/2023
9/30/2023
10/31/2023
YieldMax NVDA Option Income Strategy ETF - NAV
YieldMax NVDA Option Income Strategy ETF - Market
S&P 500® Total Return Index

Total Returns for the Period Ended October 31, 2023:	Since Inception (5/10/2023)	Ending Value (10/31/2023)
YieldMax NVDA Option Income Strategy ETF - NAV	21.88%	$12,188
YieldMax NVDA Option Income Strategy ETF - Market	21.71%	12,171
S&P 500® Total Return Index	2.14%	10,214

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (866) 864-3968. The Fund’s expense ratio is 0.99% (as of the Fund’s most recently filed Prospectus).

8

YieldMax AMZN Option Income Strategy ETF

PERFORMANCE SUMMARY (Unaudited)

$11,000
$10,500
$10,000
$9,500
$9,000
7/24/2023
7/31/2023
8/31/2023
9/30/2023
10/31/2023
YieldMax AMZN Option Income ETF - NAV
YieldMax AMZN Option Income ETF - Market
S&P 500® Total Return Index

Total Returns for the Period Ended October 31, 2023:	Since Inception (7/24/2023)	Ending Value (10/31/2023)
YieldMax AMZN Option Income Strategy ETF - NAV	7.94%	$10,794
YieldMax AMZN Option Income Strategy ETF - Market	7.80%	10,780
S&P 500® Total Return Index	-7.54%	9,246

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (866) 864-3968. The Fund’s expense ratio is 0.99% (as of the Fund’s most recently filed Prospectus).

9

YieldMax GOOGL Option Income Strategy ETF

PERFORMANCE SUMMARY (Unaudited)

$11,000
$10,500
$10,000
$9,500
$9,000
7/27/2023
7/31/2023
8/31/2023
9/30/2023
10/31/2023
YieldMax GOOGL Option Income ETF - NAV
YieldMax GOOGL Option Income ETF - Market
S&P 500® Total Return Index

Total Returns for the Period Ended October 31, 2023:	Since Inception (7/27/2023)	Ending Value (10/31/2023)
YieldMax GOOGL Option Income Strategy ETF - NAV	-3.50%	$9,650
YieldMax GOOGL Option Income Strategy ETF - Market	-3.57%	9,643
S&P 500® Total Return Index	-7.20%	9,280

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (866) 864-3968. The Fund’s expense ratio is 0.99% (as of the Fund’s most recently filed Prospectus).

10

YieldMax META Option Income Strategy ETF

PERFORMANCE SUMMARY (Unaudited)

$11,000
$10,500
$10,000
$9,500
$9,000
7/27/2023
7/31/2023
8/31/2023
9/30/2023
10/31/2023
YieldMax META Option Income ETF - NAV
YieldMax META Option Income ETF - Market
S&P 500® Total Return Index

Total Returns for the Period Ended October 31, 2023:	Since Inception (7/27/2023)	Ending Value (10/31/2023)
YieldMax META Option Income Strategy ETF - NAV	2.17%	$10,217
YieldMax META Option Income Strategy ETF - Market	1.74%	10,174
S&P 500® Total Return Index	-7.20%	9,280

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (866) 864-3968. The Fund’s expense ratio is 0.99% (as of the Fund’s most recently filed Prospectus).

11

YieldMax NFLX Option Income Strategy ETF

PERFORMANCE SUMMARY (Unaudited)

$10,000
$9,500
$9,000
$8,500
$8,000
8/7/2023
8/31/2023
9/30/2023
10/31/2023
YieldMax NFLX Option Income Strategy ETF - NAV
YieldMax NFLX Option Income Strategy ETF - Market
S&P 500® Total Return Index

Total Returns for the Period Ended October 31, 2023:	Since Inception (8/7/2023)	Ending Value (10/31/2023)
YieldMax NFLX Option Income Strategy ETF - NAV	-5.99%	$9,401
YieldMax NFLX Option Income Strategy ETF - Market	-5.59%	9,441
S&P 500® Total Return Index	-6.84%	9,316

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (866) 864-3968. The Fund’s expense ratio is 0.99% (as of the Fund’s most recently filed Prospectus).

12

YieldMax COIN Option Income Strategy ETF

PERFORMANCE SUMMARY (Unaudited)

$11,000
$10,500
$10,000
$9,500
$9,000
8/14/2023
8/31/2023
9/30/2023
10/31/2023
YieldMax COIN Option Income Strategy ETF - NAV
YieldMax COIN Option Income Strategy ETF - Market
S&P 500® Total Return Index

Total Returns for the Period Ended October 31, 2023:	Since Inception (8/14/2023)	Ending Value (10/31/2023)
YieldMax COIN Option Income Strategy ETF - NAV	4.69%	$10,469
YieldMax COIN Option Income Strategy ETF - Market	5.26%	10,526
S&P 500® Total Return Index	-6.28%	9,372

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (866) 864-3968. The Fund’s expense ratio is 0.99% (as of the Fund’s most recently filed Prospectus).

13

YieldMax DIS Option Income Strategy ETF

PERFORMANCE SUMMARY (Unaudited)

$11,000
$10,500
$10,000
$9,500
$9,000
8/24/2023
8/31/2023
9/30/2023
10/31/2023
YieldMax DIS Option Income ETF - NAV
YieldMax DIS Option Income ETF - Market
S&P 500® Total Return Index

Total Returns for the Period Ended October 31, 2023:	Since Inception (8/24/2023)	Ending Value (10/31/2023)
YieldMax DIS Option Income Strategy ETF - NAV	1.22%	$10,122
YieldMax DIS Option Income Strategy ETF - Market	1.25%	10,125
S&P 500® Total Return Index	-3.92%	9,608

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (866) 864-3968. The Fund’s expense ratio is 0.99% (as of the Fund’s most recently filed Prospectus).

14

YieldMax MSFT Option Income Strategy ETF

PERFORMANCE SUMMARY (Unaudited)

$11,000
$10,500
$10,000
$9,500
$9,000
8/24/2023
8/31/2023
9/30/2023
10/31/2023
YieldMax MSFT Option Income ETF - NAV
YieldMax MSFT Option Income ETF - Market
S&P 500® Total Return Index

Total Returns for the Period Ended October 31, 2023:	Since Inception (8/24/2023)	Ending Value (10/31/2023)
YieldMax MSFT Option Income Strategy ETF - NAV	8.13%	$10,813
YieldMax MSFT Option Income Strategy ETF - Market	8.09%	10,809
S&P 500® Total Return Index	-3.92%	9,608

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (866) 864-3968. The Fund’s expense ratio is 0.99% (as of the Fund’s most recently filed Prospectus).

15

YieldMax XOM Option Income Strategy ETF

PERFORMANCE SUMMARY (Unaudited)

$11,000
$10,500
$10,000
$9,500
$9,000
8/30/2023
8/31/2023
9/30/2023
10/31/2023
YieldMax XOM Option Income ETF - NAV
YieldMax XOM Option Income ETF - Market
S&P 500® Total Return Index

Total Returns for the Period Ended October 31, 2023:	Since Inception (8/30/2023)	Ending Value (10/31/2023)
YieldMax XOM Option Income Strategy ETF - NAV	-7.08%	$9,292
YieldMax XOM Option Income Strategy ETF - Market	-6.98%	9,302
S&P 500® Total Return Index	-6.90%	9,310

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (866) 864-3968. The Fund’s expense ratio is 0.99% (as of the Fund’s most recently filed Prospectus).

16

YieldMax JPM Option Income Strategy ETF

PERFORMANCE SUMMARY (Unaudited)

$11,000
$10,500
$10,000
$9,500
$9,000
9/11/2023
9/30/2023
10/31/2023
YieldMax JPM Option Income Strategy ETF - NAV
YieldMax JPM Option Income Strategy ETF - Market
S&P 500® Total Return Index

Total Returns for the Period Ended October 31, 2023:	Since Inception (9/11/2023)	Ending Value (10/31/2023)
YieldMax JPM Option Income Strategy ETF - NAV	-4.58%	$9,542
YieldMax JPM Option Income Strategy ETF - Market	-4.58%	9,542
S&P 500® Total Return Index	-6.38%	9,362

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (866) 864-3968. The Fund’s expense ratio is 0.99% (as of the Fund’s most recently filed Prospectus).

17

YieldMax AMD Option Income Strategy ETF

PERFORMANCE SUMMARY (Unaudited)

$10,000
$9,750
$9,500
$9,250
$9,000
9/18/2023
9/30/2023
10/31/2023
YieldMax AMD Option Income Strategy ETF - NAV
YieldMax AMD Option Income Strategy ETF - Market
S&P 500® Total Return Index

Total Returns for the Period Ended October 31, 2023:	Since Inception (9/18/2023)	Ending Value (10/31/2023)
YieldMax AMD Option Income Strategy ETF - NAV	-5.80%	$9,420
YieldMax AMD Option Income Strategy ETF - Market	-5.55%	9,445
S&P 500® Total Return Index	-5.70%	9,430

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (866) 864-3968. The Fund’s expense ratio is 0.99% (as of the Fund’s most recently filed Prospectus).

18

YieldMax PYPL Option Income Strategy ETF

PERFORMANCE SUMMARY (Unaudited)

$10,000
$9,750
$9,500
$9,250
$9,000
9/25/2023
9/30/2023
10/31/2023
YieldMax PYPL Option Income Strategy ETF - NAV
YieldMax PYPL Option Income Strategy ETF - Market
S&P 500® Total Return Index

Total Returns for the Period Ended October 31, 2023:	Since Inception (9/25/2023)	Ending Value (10/31/2023)
YieldMax PYPL Option Income Strategy ETF - NAV	-9.82%	$9,018
YieldMax PYPL Option Income Strategy ETF - Market	-9.76%	9,024
S&P 500® Total Return Index	-3.19%	9,681

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (866) 864-3968. The Fund’s expense ratio is 0.99% (as of the Fund’s most recently filed Prospectus).

19

YieldMax SQ Option Income Strategy ETF

PERFORMANCE SUMMARY (Unaudited)

$10,000
$9,500
$9,000
$8,500
$8,000
10/10/2023
10/31/2023
YieldMax SQ Option Income Strategy ETF - NAV
YieldMax SQ Option Income Strategy ETF - Market
S&P 500® Total Return Index

Total Returns for the Period Ended October 31, 2023:	Since Inception (10/10/2023)	Ending Value (10/31/2023)
YieldMax SQ Option Income Strategy ETF - NAV	-11.17%	$8,883
YieldMax SQ Option Income Strategy ETF - Market	-10.85%	8,915
S&P 500® Total Return Index	-3.72%	9,628

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (866) 864-3968. The Fund’s expense ratio is 0.99% (as of the Fund’s most recently filed Prospectus).

20

YieldMax MRNA Option Income Strategy ETF

PERFORMANCE SUMMARY (Unaudited)

$10,000
$9,500
$9,000
$8,500
$8,000
10/23/2023
10/31/2023
YieldMax MRNA Option Income Strategy ETF - NAV
YieldMax MRNA Option Income Strategy ETF - Market
S&P 500® Total Return Index

Total Returns for the Period Ended October 31, 2023:	Since Inception (10/23/2023)	Ending Value (10/31/2023)
YieldMax MRNA Option Income Strategy ETF - NAV	-3.25%	$9,675
YieldMax MRNA Option Income Strategy ETF - Market	-3.04%	9,696
S&P 500® Total Return Index	-0.53%	9,947

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (866) 864-3968. The Fund’s expense ratio is 0.99% (as of the Fund’s most recently filed Prospectus).

21

YieldMax ETFs

YieldMax Innovation Option Income Strategy ETF PORTFOLIO ALLOCATION at October 31, 2023 (Unaudited)
Security Type	% of Net Assets
United States Treasury Obligations	121.0%
Options Purchased	0.4
Cash & Cash Equivalents(1)	1.9
Options Written	(23.3)
100.0%

(1)Represents cash, short-term investments, and other assets in excess of liabilities.

YieldMax TSLA Option Income Strategy ETF PORTFOLIO ALLOCATION at October 31, 2023 (Unaudited)

Security Type	% of Net Assets
United States Treasury Obligations	91.2%
Options Purchased	13.0
Cash & Cash Equivalents(1)	2.4
Options Written	(6.6)
100.0%

(1)Represents cash, short-term investments, and other assets in excess of liabilities.

YieldMax AAPL Option Income Strategy ETF PORTFOLIO ALLOCATION at October 31, 2023 (Unaudited)

Security Type	% of Net Assets
United States Treasury Obligations	101.2%
Options Purchased	1.6
Cash & Cash Equivalents(1)	1.6
Options Written	(4.4)
100.0%

(1)Represents cash, short-term investments, and other assets in excess of liabilities.

YieldMax NVDA Option Income Strategy ETF PORTFOLIO ALLOCATION at October 31, 2023 (Unaudited)

Security Type	% of Net Assets
United States Treasury Obligations	97.5%
Options Purchased	0.7
Cash & Cash Equivalents(1)	12.9
Options Written	(11.1)
100.0%

(1)Represents cash, short-term investments and other assets in excess of liabilities.

22

YieldMax ETFs

Security Type	% of Net Assets
United States Treasury Obligations	99.8%
Options Purchased	2.1
Cash & Cash Equivalents(1)	2.8
Options Written	(4.7)
100.0%

(1)Represents cash, short-term investments and other assets in excess of liabilities.

YieldMax GOOGL Option Income Strategy ETF PORTFOLIO ALLOCATION at October 31, 2023 (Unaudited)

Security Type	% of Net Assets
United States Treasury Obligations	90.1%
Cash & Cash Equivalents(1)	11.2
Options Purchased	2.1
Options Written	(3.4)
100.0%

(1)Represents cash, short-term investments, and other assets in excess of liabilities.

YieldMax META Option Income Strategy ETF PORTFOLIO ALLOCATION at October 31, 2023 (Unaudited)

Security Type	% of Net Assets
United States Treasury Obligations	90.8%
Cash & Cash Equivalents(1)	7.4
Options Purchased	4.5
Options Written	(2.7)
100.0%

(1)Represents cash, short-term investments, and other assets in excess of liabilities.

YieldMax NFLX Option Income Strategy ETF PORTFOLIO ALLOCATION at October 31, 2023 (Unaudited)

Security Type	% of Net Assets
United States Treasury Obligations	102.7%
Options Purchased	1.4
Cash & Cash Equivalents(1)	3.4
Options Written	(7.5)
100.0%

(1)Represents cash, short-term investments, and other assets in excess of liabilities.

YieldMax AMZN Option Income Strategy ETF PORTFOLIO ALLOCATION at October 31, 2023 (Unaudited)

23

YieldMax ETFs

Security Type	% of Net Assets
United States Treasury Obligations	87.5%
Options Purchased	8.9
Cash & Cash Equivalents(1)	10.8
Options Written	(7.2)
100.0%

(1)Represents cash, short-term investments, and other assets in excess of liabilities.

YieldMax DIS Option Income Strategy ETF PORTFOLIO ALLOCATION at October 31, 2023 (Unaudited)

Security Type	% of Net Assets
United States Treasury Obligations	88.5%
Options Purchased	9.4
Cash & Cash Equivalents(1)	3.6
Options Written	(1.5)
100.0%

(1)Represents cash, short-term investments, and other assets in excess of liabilities.

YieldMax MSFT Option Income Strategy ETF PORTFOLIO ALLOCATION at October 31, 2023 (Unaudited)

Security Type	% of Net Assets
United States Treasury Obligations	87.5%
Options Purchased	8.8
Cash & Cash Equivalents(1)	4.3
Options Written	(0.6)
100.0%

(1)Represents cash, short-term investments, and other assets in excess of liabilities.

YieldMax XOM Option Income Strategy ETF PORTFOLIO ALLOCATION at October 31, 2023 (Unaudited)

Security Type	% of Net Assets
United States Treasury Obligations	105.0%
Options Purchased	0.1
Cash & Cash Equivalents(1)	4.3
Options Written	(9.4)
100.0%

(1)Represents cash, short-term investments, and other assets in excess of liabilities.

YieldMax COIN Option Income Strategy ETF PORTFOLIO ALLOCATION at October 31, 2023 (Unaudited)

24

YieldMax ETFs

Security Type	% of Net Assets
United States Treasury Obligations	88.1%
Options Purchased	0.6
Cash & Cash Equivalents(1)	19.4
Options Written	(8.1)
100.0%

(1)Represents cash, short-term investments, and other assets in excess of liabilities.

YieldMax AMD Option Income Strategy ETF PORTFOLIO ALLOCATION at October 31, 2023 (Unaudited)

Security Type	% of Net Assets
United States Treasury Obligations	96.2%
Options Purchased	3.1
Cash & Cash Equivalents(1)	10.1
Options Written	(9.4)
100.0%

(1)Represents cash, short-term investments, and other assets in excess of liabilities.

YieldMax PYPL Option Income Strategy ETF PORTFOLIO ALLOCATION at October 31, 2023 (Unaudited)

Security Type	% of Net Assets
United States Treasury Obligations	58.4%
Cash & Cash Equivalents(1)	48.1
Options Purchased	2.9
Options Written	(9.4)
100.0%

(1)Represents cash, short-term investments, and other assets in excess of liabilities.

YieldMax SQ Option Income Strategy ETF PORTFOLIO ALLOCATION at October 31, 2023 (Unaudited)

Security Type	% of Net Assets
United States Treasury Obligations	81.1%
Options Purchased	13.0
Cash & Cash Equivalents(1)	12.1
Options Written	(6.2)
100.0%

(1)Represents cash, short-term investments, and other assets in excess of liabilities.

YieldMax JPM Option Income Strategy ETF PORTFOLIO ALLOCATION at October 31, 2023 (Unaudited)

25

YieldMax ETFs

Security Type	% of Net Assets
Cash & Cash Equivalents(1)	99.1
Options Purchased	9.0
Options Written	(8.1)
100.0%

(1)Represents cash, short-term investments, and other assets in excess of liabilities.

YieldMax MRNA Option Income Strategy ETF PORTFOLIO ALLOCATION at October 31, 2023 (Unaudited)

YieldMax Innovation Option Income Strategy ETF

26	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at October 31, 2023

		Principal Amount	Value
United States Treasury Obligations — 121.0%
United States Treasury Notes — 121.0%
0.750%, 12/31/2023(2)		$40,767,000	$40,453,603
0.750%, 11/15/2024(2)		42,729,000	40,728,132
			81,181,735
Total United States Treasury Obligations
(Cost $81,287,044)			81,181,735

	Contracts(1)	Notional Amount
Options Purchased — 0.4%
Call Options — 0.4%
ARK Innovation ETF
Expiration Date: 12/15/2023, Strike Price: $43.00(3)(5)	19,585	$68,704,180	293,775
Total Options Purchased
(Cost $8,201,145)			293,775

		Shares
Short-Term Investments— 0.2%
Money Market Funds — 0.2%
First American Government Obligations Fund, Class X, 5.276%(4)		100,679	100,679
Total Short-Term Investments
(Cost $100,679)			100,679

Total Investments in Securities — 121.6%
(Cost $89,588,868)			81,576,189
Liabilities in Excess of Other Assets — (21.6)%			(14,477,773)
Total Net Assets — 100.0%			$67,098,416

Percentages are stated as a percent of net assets.

(1)100 shares per contract.

(2)This security was held in its entirety at the broker in connection with options as of October 31, 2023.

(3)Held in connection with a written option contract.

(4)The rate shown is the annualized seven-day effective yield as of October 31, 2023.

(5)Non-income producing security.

YieldMax Innovation Option Income Strategy ETF

The accompanying notes are an integral part of these financial statements.	27

SCHEDULE OF OPTIONS WRITTEN at October 31, 2023

	Contracts(1)	Notional Amount	Value
Options Written — 23.3%
Call Options Written — 0.3%
ARK Innovation ETF
Expiration: 11/3/2023, Strike Price: $36.50	9,790	$34,360,860	$88,155
Expiration: 11/3/2023, Strike Price: $37.00	9,795	34,343,320	146,850
			235,005
Put Options Written — 23.0%
ARK Innovation ETF
Expiration: 12/15/2023, Strike Price: $43.01(2)	19,585	68,704,180	15,409,196

Total Options Written
(Premiums Received $5,465,271)			$15,644,201

Percentages are stated as a percent of net assets.

(1)100 shares per contract.

(2)FLexible EXchange® Options

YieldMax TSLA Option Income Strategy ETF

28	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at October 31, 2023

		Principal Amount	Value
United States Treasury Obligations — 91.2%
United States Treasury Notes — 91.2%
0.750%, 12/31/2023(2)		$312,186,000	$309,786,067
0.750%, 11/15/2024(2)		324,424,000	309,232,217
			619,018,284
Total United States Treasury Obligations
(Cost $619,428,978)			619,018,284

	Contracts(1)	Notional Amount
Options Purchased — 13.0%
Call Options — 13.0%
Tesla, Inc.
Expiration Date: 1/19/2024, Strike Price: $190.00(3)(5)	33,670	$676,228,280	88,215,400
Total Options Purchased
(Cost $84,235,766)			88,215,400

		Shares
Short-Term Investments — 1.1%
Money Market Funds — 1.1%
First American Government Obligations Fund, Class X, 5.276%(4)		7,414,388	7,414,388
Total Short-Term Investments
(Cost $7,414,388)			7,414,388
Total Investments in Securities — 105.3%
(Cost $711,079,133)			714,648,072
Liabilities in Excess of Other Assets — (5.3)%			(36,024,114)
Total Net Assets — 100.0%			$678,623,958

Percentages are stated as a percent of net assets.

(1)100 shares per contract.

(2)This security was held in its entirety at the broker in connection with options as of October 31, 2023.

(3)Held in connection with a written option contract.

(4)The rate shown is the annualized seven-day effective yield as of October 31, 2023.

(5)Non-income producing security.

YieldMax TSLA Option Income Strategy ETF

The accompanying notes are an integral part of these financial statements.	29

SCHEDULE OF OPTIONS WRITTEN at October 31, 2023

	Contracts(1)	Notional Amount	Value
Options Written — 6.6%
Call Options Written — 0.1%
Tesla, Inc.
Expiration: 11/3/2023, Strike Price: $207.50	330	$6,627,720	$57,420
Expiration: 11/3/2023, Strike Price: $220.00	33,340	669,600,560	766,820
			824,240
Put Options Written — 6.5%
Tesla, Inc.
Expiration: 1/19/2024, Strike Price: $190.01(2)	33,670	676,228,280	43,889,956
Total Options Written
(Premiums Received $58,281,942)			$44,714,196

Percentages are stated as a percent of net assets.

(1)100 shares per contract.

(2)FLexible EXchange® Options

YieldMax AAPL Option Income Strategy ETF

30	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at October 31, 2023

		Principal Amount	Value
United States Treasury Obligations — 101.2%
United States Treasury Notes — 101.2%
0.750%, 12/31/2023(2)		$28,785,000	$28,563,715
0.750%, 11/15/2024(2)		29,869,000	28,470,326
			57,034,041
Total United States Treasury Obligations
(Cost $57,096,404)			57,034,041

	Contracts(1)	Notional Amount
Options Purchased — 1.6%
Call Options — 1.6%
Apple, Inc.
Expiration Date: 11/17/2023, Strike Price: $175.00(3)(5)	3,260	$55,671,020	925,840
Total Options Purchased
(Cost $3,028,722)			925,840

		Shares
Short-Term Investments — 0.1%
Money Market Funds — 0.1%
First American Government Obligations Fund, Class X, 5.276%(4)		49,351	49,351
Total Short-Term Investments
(Cost $49,350)			49,351
Total Investments in Securities — 102.9%
(Cost $60,174,476)			58,009,232
Liabilities in Excess of Other Assets — (2.9)%			(1,630,785)
Total Net Assets — 100.0%			$56,378,447

Percentages are stated as a percent of net assets.

(1)100 shares per contract.

(2)This security was held in its entirety at the broker in connection with options as of October 31, 2023.

(3)Held in connection with a written option contract.

(4)The rate shown is the annualized seven-day effective yield as of October 31, 2023.

(5)Non-income producing security.

YieldMax AAPL Option Income Strategy ETF

The accompanying notes are an integral part of these financial statements.	31

SCHEDULE OF OPTIONS WRITTEN at October 31, 2023

	Contracts(1)	Notional Amount	Value
Options Written — 4.4%
Call Options Written — 0.5%
Apple, Inc.
Expiration: 11/3/2023, Strike Price: $177.50	3,260	$55,671,020	$257,540
Put Options Written — 3.9%
Apple, Inc.
Expiration: 11/17/2023, Strike Price: $175.01(2)	3,260	55,671,020	2,218,714
Total Options Written
(Premiums Received $2,009,958)			$2,476,254

Percentages are stated as a percent of net assets.

(1)100 shares per contract.

(2)FLexible EXchange® Options

YieldMax NVDA Option Income Strategy ETF

32	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at October 31, 2023

		Principal Amount	Value
United States Treasury Obligations — 97.5%
United States Treasury Notes — 97.5%
0.750%, 12/31/2023(2)		$77,988,000	$77,388,467
0.750%, 11/15/2024(2)		81,061,000	77,265,161
			154,653,628
Total United States Treasury Obligations
(Cost $154,788,568)			154,653,628

	Contracts(1)	Notional Amount
Options Purchased — 0.7%
Call Options — 0.7%
NVIDIA Corp.
Expiration Date: 11/17/2023, Strike Price: $450.00(3)(5)	3,925	$160,061,500	1,055,825
Total Options Purchased
(Cost $12,066,660)			1,055,825

		Shares
Short-Term Investments— 1.0%
Money Market Funds — 1.0%
First American Government Obligations Fund, Class X, 5.276%(4)		1,641,400	1,641,400
Total Short-Term Investments
(Cost $1,641,400)			1,641,400
Total Investments in Securities — 99.2%
(Cost $168,496,628)			157,350,853
Other Assets in Excess of Liabilities — 0.8%			1,316,001
Total Net Assets — 100.0%			$158,666,854

Percentages are stated as a percent of net assets.

(1)100 shares per contract.

(2)This security is pledged entirely to the broker in connection with options as of October 31, 2023.

(3)Held in connection with a written option contract.

(4)The rate shown is the annualized seven-day effective yield as of October 31, 2023.

(5)Non-income producing security.

YieldMax NVDA Option Income Strategy ETF

The accompanying notes are an integral part of these financial statements.	33

SCHEDULE OF OPTIONS WRITTEN at October 31, 2023

	Contracts(1)	Notional Amount	Value
Options Written — 11.1%
Call Options Written — 0.3%
NVIDIA Corp.
Expiration: 11/3/2023, Strike Price: $430.00	1,965	$80,132,700	$151,305
Expiration: 11/3/2023, Strike Price: $425.00	1,960	79,928,800	288,120
			439,425
Put Options Written — 10.8%
NVIDIA Corp.
Expiration: 11/17/2023, Strike Price: $450.01(2)	3,925	160,061,500	17,152,983
Total Options Written
(Premiums Received $12,951,697)			$17,592,408

Percentages are stated as a percent of net assets.

(1)100 shares per contract.

(2)FLexible EXchange® Options

YieldMax AMZN Option Income Strategy ETF

34	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at October 31, 2023

		Principal Amount	Value
United States Treasury Obligations — 99.8%
United States Treasury Notes — 99.8%
0.750%, 12/31/2023(2)		$16,980,000	$16,849,466
0.750%, 11/15/2024(2)		17,659,000	16,832,083
			33,681,549
Total United States Treasury Obligations
(Cost $33,715,069)			33,681,549

	Contracts(1)	Notional Amount
Options Purchased — 2.1%
Call Options — 2.1%
Amazon.com, Inc.
Expiration Date: 11/17/2023, Strike Price $135.00(3)(5)	2,540	$33,804,860	718,820
Total Options Purchased
(Cost $2,368,325)			718,820

		Shares
Short-Term Investments — 0.3%
Money Market Funds — 0.3%
First American Government Obligations Fund, Class X, 5.276%(4)		91,101	91,101
Total Short-Term Investments
(Cost $91,101)			91,101
Total Investments in Securities — 102.2%
(Cost $36,174,495)			34,491,470
Liabilities in Excess of Other Assets — (2.2)%			(741,559)
Total Net Assets — 100.0%			$33,749,911

Percentages are stated as a percent of net assets.

(1)100 shares per contract.

(2)This security is pledged entirely to the broker in connection with options as of October 31, 2023.

(3)Held in connection with a written option contract.

(4)The rate shown is the annualized seven-day effective yield as of October 31, 2023.

(5)Non-income producing security.

YieldMax AMZN Option Income Strategy ETF

The accompanying notes are an integral part of these financial statements.	35

SCHEDULE OF OPTIONS WRITTEN at October 31, 2023

	Contracts(1)	Notional Amount	Value
Options Written — 4.7%
Call Options Written — 1.3%
Amazon.com, Inc.
Expiration: 11/03/2023, Strike Price: $133.00	2,540	$33,804,860	$449,580
Put Options Written — 3.4%
Amazon.com, Inc.
Expiration: 11/17/2023, Strike Price: $135.01(2)	2,540	33,804,860	1,125,866
Total Options Written
(Premiums Received $1,978,771)			$1,575,446

Percentages are stated as a percent of net assets.

(1)100 shares per contract.

(2)FLexible EXchange® Options

YieldMax GOOGL Option Income Strategy ETF

36	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at October 31, 2023

		Principal Amount	Value
United States Treasury Obligations — 90.1%
United States Treasury Notes — 90.1%
0.750%, 12/31/2023(2)		$7,423,000	$7,365,936
0.750%, 11/15/2024(2)		7,720,000	7,358,496
			14,724,432
Total United States Treasury Obligations
(Cost $14,742,980)			14,724,432

	Contracts(1)	Notional Amount
Options Purchased — 2.1%
Call Options — 2.1%
Alphabet, Inc.
Expiration Date: 11/17/2023, Strike Price: $125.00(3)(5)	1,315	$16,316,520	344,530
Total Options Purchased
(Cost $1,838,813)			344,530

		Shares
Short-Term Investments — 8.9%
Money Market Funds — 8.9%
First American Government Obligations Fund, Class X, 5.276%(4)		1,449,347	1,449,347
Total Short-Term Investments
(Cost $1,449,347)			1,449,347
Total Investments in Securities — 101.1%
(Cost $18,031,140)			16,518,309
Liabilities in Excess of Other Assets — (1.1)%			(184,717)
Total Net Assets — 100.0%			$16,333,592

Percentages are stated as a percent of net assets.

(1)100 shares per contract.

(2)This security is pledged entirely to the broker in connection with options as of October 31, 2023.

(3)Held in connection with a written option contract.

(4)The rate shown is the annualized seven-day effective yield as of October 31, 2023.

(5)Non-income producing security.

YieldMax GOOGL Option Income Strategy ETF

The accompanying notes are an integral part of these financial statements.	37

SCHEDULE OF OPTIONS WRITTEN at October 31, 2023

	Contracts(1)	Notional Amount	Value
Options Written — 3.4%
Call Options Written — 0.8%
Alphabet, Inc.
Expiration: 11/3/2023, Strike Price: $125.00	1,315	$16,316,520	$124,925
Put Options Written — 2.6%
Alphabet, Inc.
Expiration: 11/17/2023, Strike Price: $125.01(2)	1,315	16,316,520	423,638
Total Options Written
(Premiums Received $426,250)			$548,563

Percentages are stated as a percent of net assets.

(1)100 shares per contract.

(2)FLexible EXchange® Options

YieldMax META Option Income Strategy ETF

38	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at October 31, 2023

		Principal Amount	Value
United States Treasury Obligations — 90.8%
United States Treasury Notes — 90.8%
0.750%, 12/31/2023(2)		$5,638,000	$5,594,658
0.750%, 11/15/2024(2)		5,860,000	5,585,594
			11,180,252
Total United States Treasury Obligations
(Cost $11,193,818)			11,180,252

	Contracts(1)	Notional Amount
Options Purchased — 4.5%
Call Options — 4.5%
Meta Platforms, Inc.
Expiration Date: 11/17/2023, Strike Price: $295.00(3)(5)	410	$12,352,070	549,400
Total Options Purchased
(Cost $1,104,595)			549,400

		Shares
Short-Term Investments — 4.6%
Money Market Funds — 4.6%
First American Government Obligations Fund, Class X, 5.276%(4)		568,581	568,581
Total Short-Term Investments
(Cost $568,581)			568,581
Total Investments in Securities — 99.9%
(Cost $12,866,994)			12,298,233
Other Assets in Excess of Liabilities — 0.1%			12,776
Total Net Assets — 100.0%			$12,311,009

Percentages are stated as a percent of net assets.

(1)100 shares per contract.

(2)This security is pledged entirely to the broker in connection with options as of October 31, 2023.

(3)Held in connection with a written option contract.

(4)The rate shown is the annualized seven-day effective yield as of October 31, 2023.

(5)Non-income producing security.

YieldMax META Option Income Strategy ETF

The accompanying notes are an integral part of these financial statements.	39

SCHEDULE OF OPTIONS WRITTEN at October 31, 2023

	Contracts(1)	Notional Amount	Value
Options Written — 2.7%
Call Options Written — 0.6%
Meta Platforms, Inc.
Expiration: 11/3/2023, Strike Price: $307.50	410	$12,352,070	$70,930
Put Options Written — 2.1%
Meta Platforms, Inc.
Expiration: 11/17/2023, Strike Price: $295.01(2)	410	12,352,070	260,847
Total Options Written
(Premiums Received $655,820)			$331,777

Percentages are stated as a percent of net assets.

(1)100 shares per contract.

(2)FLexible EXchange® Options

YieldMax NFLX Option Income Strategy ETF

40	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at October 31, 2023

		Principal Amount	Value
United States Treasury Obligations — 102.7%
United States Treasury Notes — 102.7%
0.750%, 12/31/2023(2)		$8,310,000	$8,246,117
0.750%, 11/15/2024(2)		8,647,000	8,242,087
			16,488,204
Total United States Treasury Obligations
(Cost $16,504,048)			16,488,204

	Contracts(1)	Notional Amount
Options Purchased — 1.4%
Call Options — 1.4%
Netflix, Inc.
Expiration Date: 11/17/2023, Strike Price: $435.00(3)(5)	365	$15,026,685	135,780
Expiration Date: 1/19/2024, Strike Price: $405.00(3)(5)	25	1,029,225	91,375
			227,155
Total Options Purchased
(Cost $759,955)			227,155

		Shares
Short-Term Investments — 0.5%
Money Market Funds — 0.5%
First American Government Obligations Fund, Class X, 5.276%(4)		82,737	82,737
Total Short-Term Investments
(Cost $82,737)			82,737
Total Investments in Securities — 104.6%
(Cost $17,346,740)			16,798,096
Liabilities in Excess of Other Assets — (4.6)%			(739,868)
Total Net Assets — 100.0%			$16,058,228

Percentages are stated as a percent of net assets.

(1)100 shares per contract.

(2)This security is pledged entirely to the broker in connection with options as of October 31, 2023.

(3)Held in connection with a written option contract.

(4)The rate shown is the annualized seven-day effective yield as of October 31, 2023.

(5)Non-income producing security.

YieldMax NFLX Option Income Strategy ETF

The accompanying notes are an integral part of these financial statements.	41

SCHEDULE OF OPTIONS WRITTEN at October 31, 2023

	Contracts(1)	Notional Amount	Value
Options Written — 7.5%
Call Options Written — 1.2%
Netflix, Inc.
Expiration: 11/3/2023, Strike Price: $412.50	365	$15,026,685	$195,275
Expiration: 11/3/2023, Strike Price: $425.00	25	1,029,225	2,975
			198,250
Put Options Written — 6.3%
Netflix, Inc.
Expiration: 11/17/2023, Strike Price: $435.01(2)	365	15,026,685	946,976
Expiration: 1/19/2024, Strike Price: $405.01(2)	25	1,029,225	60,493
			1,007,469
Total Options Written
(Premiums Received $1,904,765)			$1,205,719

Percentages are stated as a percent of net assets.

(1)100 shares per contract.

(2)FLexible EXchange® Options

YieldMax COIN Option Income Strategy ETF

42	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at October 31, 2023

		Principal Amount	Value
United States Treasury Obligations — 87.5%
United States Treasury Notes — 87.5%
0.750%, 12/31/2023(2)		$28,681,000	$28,460,515
0.750%, 11/15/2024(2)		29,848,000	28,450,309
			56,910,824
Total United States Treasury Obligations
(Cost $56,958,776)			56,910,824

	Contracts(1)	Notional Amount
Options Purchased — 8.9%
Call Options — 8.9%
Coinbase Global, Inc.
Expiration Date: 11/17/2023, Strike Price: $75.00(3)(5)	8,445	$65,127,840	5,776,380
Total Options Purchased
(Cost $7,597,408)			5,776,380

		Shares
Short-Term Investments — 7.4%
Money Market Funds — 7.4%
First American Government Obligations Fund, Class X, 5.276%(4)		4,809,780	4,809,780
Total Short-Term Investments
(Cost $4,809,780)			4,809,780
Total Investments in Securities — 103.8%
(Cost $69,365,964)			67,496,984
Liabilities in Excess of Other Assets — (3.8)%			(2,482,338)
Total Net Assets — 100.0%			$65,014,646

Percentages are stated as a percent of net assets.

(1)100 shares per contract.

(2)This security is pledged entirely to the broker in connection with options as of October 31, 2023.

(3)Held in connection with a written option contract.

(4)The rate shown is the annualized seven-day effective yield as of October 31, 2023.

(5)Non-income producing security.

YieldMax COIN Option Income Strategy ETF

The accompanying notes are an integral part of these financial statements.	43

SCHEDULE OF OPTIONS WRITTEN at October 31, 2023

	Contracts(1)	Notional Amount	Value
Options Written — 7.2%
Call Options Written — 1.1%
Coinbase Global, Inc.
Expiration: 11/3/2023, Strike Price: $82.00	925	$7,133,600	$149,850
Expiration: 11/3/2023, Strike Price: $85.00	3,770	29,074,240	346,840
Expiration: 11/3/2023, Strike Price: $87.00	3,735	28,804,320	253,980
Expiration: 11/10/2023, Strike Price: $86.00	15	115,680	2,647
			753,317
Put Options Written — 6.1%
Coinbase Global, Inc.
Expiration: 11/17/2023, Strike Price: $75.01(2)	8,445	65,127,840	3,936,289
Total Options Written
(Premiums Received $7,203,002)			$4,689,606

Percentages are stated as a percent of net assets.

(1)100 shares per contract.

(2)FLexible EXchange® Options

YieldMax DIS Option Income Strategy ETF

44	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at October 31, 2023

		Principal Amount	Value
United States Treasury Obligations — 88.5%
United States Treasury Notes — 88.5%
0.750%, 12/31/2023(2)		$1,784,000	$1,770,285
0.750%, 11/15/2024(2)		1,855,000	1,768,136
			3,538,421
Total United States Treasury Obligations
(Cost $3,542,129)			3,538,421

	Contracts(1)	Notional Amount
Options Purchased — 9.4%
Call Options — 9.4%
The Walt Disney Co.
Expiration Date: 11/17/2023, Strike Price: $75.00(3)(5)	485	$3,957,115	373,450
Total Options Purchased
(Cost $476,346)			373,450

		Shares
Short-Term Investments — 0.5%
Money Market Funds — 0.5%
First American Government Obligations Fund, Class X, 5.276%(4)		22,045	22,045
Total Short-Term Investments
(Cost $22,045)			22,045
Total Investments in Securities — 98.4%
(Cost $4,040,519)			3,933,916
Other Assets in Excess of Liabilities — 1.6%			62,530
Total Net Assets — 100.0%			$3,996,446

Percentages are stated as a percent of net assets.

(1)100 shares per contract.

(2)This security is pledged entirely to the broker in connection with options as of October 31, 2023.

(3)Held in connection with a written option contract.

(4)The rate shown is the annualized seven-day effective yield as of October 31, 2023.

(5)Non-income producing security.

YieldMax DIS Option Income Strategy ETF

The accompanying notes are an integral part of these financial statements.	45

SCHEDULE OF OPTIONS WRITTEN at October 31, 2023

	Contracts(1)	Notional Amount	Value
Options Written — 1.5%
Call Options Written — 0.4%
The Walt Disney Co.
Expiration: 11/3/2023, Strike Price: $83.00	485	$3,957,115	$16,975
Put Options Written — 1.1%
The Walt Disney Co.
Expiration: 11/17/2023, Strike Price: $75.01(2)	485	3,957,115	42,558
Total Options Written
(Premiums Received $98,172)			$59,533

Percentages are stated as a percent of net assets.

(1)100 shares per contract.

(2)FLexible EXchange® Options

YieldMax MSFT Option Income Strategy ETF

46	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at October 31, 2023

		Principal Amount	Value
United States Treasury Obligations — 87.5%
United States Treasury Notes — 87.5%
0.750%, 12/31/2023(2)		$3,734,000	$3,705,295
0.750%, 11/15/2024(2)		3,946,000	3,761,221
			7,466,516
Total United States Treasury Obligations
(Cost $7,474,622)			7,466,516

	Contracts(1)	Notional Amount
Options Purchased — 8.8%
Call Options — 8.8%
Microsoft Corp.
Expiration Date: 11/17/2023, Strike Price: $310.00(3)(5)	255	$8,621,805	745,875
Total Options Purchased
(Cost $699,180)			745,875

		Shares
Short-Term Investments — 14.5%
Money Market Funds — 14.5%
First American Government Obligations Fund, Class X, 5.276%(4)		1,239,155	1,239,155
Total Short-Term Investments
(Cost $1,239,155)			1,239,155
Total Investments in Securities — 110.8%
(Cost $9,412,957)			9,451,546
Liabilities in Excess of Other Assets — (10.8)%			(917,988)
Total Net Assets — 100.0%			$8,533,558

Percentages are stated as a percent of net assets.

(1)100 shares per contract.

(2)This security is pledged entirely to the broker in connection with options as of October 31, 2023.

(3)Held in connection with a written option contract.

(4)The rate shown is the annualized seven-day effective yield as of October 31, 2023.

(5)Non-income producing security.

YieldMax MSFT Option Income Strategy ETF

The accompanying notes are an integral part of these financial statements.	47

SCHEDULE OF OPTIONS WRITTEN at October 31, 2023

	Contracts(1)	Notional Amount	Value
Options Written — 0.6%
Call Options Written — 0.3%
Microsoft Corp.
Expiration: 11/3/2023, Strike Price: $345.00	255	$8,621,805	$24,735
Put Options Written — 0.3%
Microsoft Corp.
Expiration: 11/17/2023, Strike Price: $310.01(2)	255	8,621,805	23,986
Total Options Written
(Premiums Received $248,325)			$48,721

Percentages are stated as a percent of net assets.

(1)100 shares per contract.

(2)FLexible EXchange® Options

YieldMax XOM Option Income Strategy ETF

48	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at October 31, 2023

		Principal Amount	Value
United States Treasury Obligations — 105.0%
United States Treasury Notes — 105.0%
0.750%, 12/31/2023(2)		$3,391,000	$3,364,931
0.750%, 11/15/2024(2)		3,526,000	3,360,888
			6,725,819
Total United States Treasury Obligations
(Cost $6,733,013)			6,725,819

	Contracts(1)	Notional Amount
Options Purchased — 0.1%
Call Options — 0.1%
Exxon Mobil Corp.
Expiration Date: 11/17/2023, Strike Price: $115.00(3)(5)	595	$6,298,075	8,330
Total Options Purchased
(Cost $379,450)			8,330

		Shares
Short-Term Investments — 1.9%
Money Market Funds — 1.9%
First American Government Obligations Fund, Class X, 5.276%(4)		118,391	118,391
Total Short-Term Investments
(Cost $118,391)			118,391
Total Investments in Securities — 107.0%
(Cost $7,230,853)			6,852,540
Liabilities in Excess of Other Assets — (7.0)%			(448,596)
Total Net Assets — 100.0%			$6,403,944

Percentages are stated as a percent of net assets.

(1)100 shares per contract.

(2)This security is pledged entirely to the broker in connection with options as of October 31, 2023.

(3)Held in connection with a written option contract.

(4)The rate shown is the annualized seven-day effective yield as of October 31, 2023.

(5)Non-income producing security.

YieldMax XOM Option Income Strategy ETF

The accompanying notes are an integral part of these financial statements.	49

SCHEDULE OF OPTIONS WRITTEN at October 31, 2023

	Contracts(1)	Notional Amount	Value
Options Written — 9.4%
Call Options Written — 0.1%
Exxon Mobil Corp.
Expiration: 11/3/2023, Strike Price: $109.00	580	$6,139,300	$8,120
Expiration: 11/3/2023, Strike Price: $112.00	15	158,775	30
			8,150
Put Options Written — 9.3%
Exxon Mobil Corp.
Expiration: 11/17/2023, Strike Price: $115.01(2)	595	6,298,075	595,157
Total Options Written
(Premiums Received $209,435)			$603,307

Percentages are stated as a percent of net assets.

(1)100 shares per contract.

(2)FLexible EXchange® Options

YieldMax JPM Option Income Strategy ETF

50	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at October 31, 2023

		Principal Amount	Value
United States Treasury Obligations — 88.1%
United States Treasury Notes — 88.1%
0.750%, 12/31/2023(2)		$1,465,000	$1,453,738
0.750%, 11/15/2024(2)		1,525,000	1,453,589
			2,907,327
Total United States Treasury Obligations
(Cost $2,909,555)			2,907,327

	Contracts(1)	Notional Amount
Options Purchased — 0.6%
Call Options — 0.6%
JPMorgan Chase & Co.
Expiration Date: 12/15/2023, Strike Price: $150.00(3)(5)	238	$3,309,628	19,040
Total Options Purchased
(Cost $124,622)			19,040

		Shares
Short-Term Investments — 18.3%
Money Market Funds — 18.3%
First American Government Obligations Fund, Class X, 5.276%(4)		603,039	603,039
Total Short-Term Investments
(Cost $603,039)			603,039
Total Investments in Securities — 107.0%
(Cost $3,637,216)			3,529,406
Liabilities in Excess of Other Assets — (7.0)%			(230,942)
Total Net Assets — 100.0%			$3,298,464

Percentages are stated as a percent of net assets.

(1)100 shares per contract.

(2)This security is pledged entirely to the broker in connection with options as of October 31, 2023.

(3)Held in connection with a written option contract.

(4)The rate shown is the annualized seven-day effective yield as of October 31, 2023.

(5)Non-income producing security.

YieldMax JPM Option Income Strategy ETF

The accompanying notes are an integral part of these financial statements.	51

SCHEDULE OF OPTIONS WRITTEN at October 31, 2023

	Contracts(1)	Notional Amount	Value
Options Written — 8.1%
Call Options Written — 0.4%
JPMorgan Chase & Co.
Expiration: 11/3/2023, Strike Price: $140.00	35	$486,710	$2,870
Expiration: 11/3/2023, Strike Price: $141.00	200	2,781,200	9,400
Expiration: 11/3/2023, Strike Price: $145.00	3	41,718	9
			12,279
Put Options Written — 7.7%
JPMorgan Chase & Co.
Expiration: 12/15/2023, Strike Price: $150.01(2)	238	3,309,628	254,263
Total Options Written
(Premiums Received $155,773)			$266,542

Percentages are stated as a percent of net assets.

(1)100 shares per contract.

(2)FLexible EXchange® Options

YieldMax AMD Option Income Strategy ETF

52	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at October 31, 2023

		Principal Amount	Value
United States Treasury Obligations — 96.2%
United States Treasury Notes — 96.2%
0.750%, 12/31/2023(2)		$2,742,000	$2,720,921
0.750%, 11/15/2024(2)		2,852,000	2,718,450
			5,439,371
Total United States Treasury Obligations
(Cost $5,443,253)			5,439,371

	Contracts(1)	Notional Amount
Options Purchased — 3.1%
Call Options — 3.1%
Advanced Micro Devices, Inc.
Expiration Date: 12/15/2023, Strike Price: $110.00(3)(5)	575	$5,663,750	174,225
Total Options Purchased
(Cost $426,410)			174,225

		Shares
Short-Term Investments — 1.8%
Money Market Funds — 1.8%
First American Government Obligations Fund, Class X, 5.276%(4)		97,376	97,376
Total Short-Term Investments
(Cost $97,376)			97,376
Total Investments in Securities — 101.1%
(Cost $5,967,039)			5,710,972
Liabilities in Excess of Other Assets — (1.1)%			(59,688)
Total Net Assets — 100.0%			$5,651,284

Percentages are stated as a percent of net assets.

(1)100 shares per contract.

(2)This security is pledged entirely to the broker in connection with options as of October 31, 2023.

(3)Held in connection with a written option contract.

(4)The rate shown is the annualized seven-day effective yield as of October 31, 2023.

(5)Non-income producing security.

YieldMax AMD Option Income Strategy ETF

The accompanying notes are an integral part of these financial statements.	53

SCHEDULE OF OPTIONS WRITTEN at October 31, 2023

	Contracts(1)	Notional Amount	Value
Options Written — 9.4%
Call Options Written — 0.1%
Advanced Micro Devices, Inc.
Expiration: 11/3/2023, Strike Price: $107.00	575	$5,663,750	$47,725
Put Options Written — 9.3%
Advanced Micro Devices, Inc.
Expiration: 12/15/2023, Strike Price: $110.01(2)	575	5,663,750	790,259
Total Options Written
(Premiums Received $589,074)			$837,984

Percentages are stated as a percent of net assets.

(1)100 shares per contract.

(2)FLexible EXchange® Options

YieldMax PYPL Option Income Strategy ETF

54	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at October 31, 2023

		Principal Amount	Value
United States Treasury Obligations — 58.4%
United States Treasury Notes — 58.4%
0.750%, 12/31/2023(2)		$397,000	$393,948
0.750%, 11/15/2024(2)		416,000	396,520
			790,468
Total United States Treasury Obligations
(Cost $791,050)			790,468

	Contracts(1)	Notional Amount
Options Purchased — 2.9%
Call Options — 2.9%
PayPal Holdings, Inc.
Expiration Date: 11/17/2023, Strike Price: $55.00(3)(5)	260	$1,346,800	39,520
Total Options Purchased
(Cost $125,220)			39,520

		Shares
Short-Term Investments — 34.2%
Money Market Funds — 34.2%
First American Government Obligations Fund, Class X, 5.276%(4)		462,110	462,110
Total Short-Term Investments
(Cost $462,110)			462,110
Total Investments in Securities — 95.5%
(Cost $1,378,380)			1,292,098
Other Assets in Excess of Liabilities — 4.5%			60,600
Total Net Assets — 100.0%			$1,352,698

Percentages are stated as a percent of net assets.

(1)100 shares per contract.

(2)This security is pledged entirely to the broker in connection with options as of October 31, 2023.

(3)Held in connection with a written option contract.

(4)The rate shown is the annualized seven-day effective yield as of October 31, 2023.

(5)Non-income producing security.

YieldMax PYPL Option Income Strategy ETF

The accompanying notes are an integral part of these financial statements.	55

SCHEDULE OF OPTIONS WRITTEN at October 31, 2023

	Contracts(1)	Notional Amount	Value
Options Written — 9.4%
Call Options Written — 0.1%
PayPal Holdings, Inc.
Expiration: 11/3/2023, Strike Price: $58.00	130	$673,400	$5,590
Expiration: 11/3/2023, Strike Price: $60.00	130	673,400	2,860
			8,450
Put Options Written — 9.3%
PayPal Holdings, Inc.
Expiration: 11/17/2023, Strike Price: $55.01(2)	260	1,346,800	119,508
Total Options Written
(Premiums Received $90,900)			$127,958

Percentages are stated as a percent of net assets.

(1)100 shares per contract.

(2)FLexible EXchange® Options

YieldMax SQ Option Income Strategy ETF

56	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at October 31, 2023

		Principal Amount	Value
United States Treasury Obligations — 81.1%
United States Treasury Notes — 81.1%
0.750%, 12/31/2023(2)		$1,452,000	$1,440,838
0.750%, 11/15/2024(2)		1,510,000	1,439,291
			2,880,129
Total United States Treasury Obligations
(Cost $2,884,074)			2,880,129

	Contracts(1)	Notional Amount
Options Purchased — 13.0%
Call Options — 13.0%
Block, Inc.
Expiration Date: 12/15/2023, Strike Price: $37.50(3)(5)	885	$3,562,125	461,970
Total Options Purchased
(Cost $447,757)			461,970

		Shares
Short-Term Investments — 25.0%
Money Market Funds — 25.0%
First American Government Obligations Fund, Class X, 5.276%(4)		887,613	887,613
Total Short-Term Investments
(Cost $887,613)			887,613
Total Investments in Securities — 119.1%
(Cost $4,219,444)			4,229,712
Liabilities in Excess of Other Assets — (19.1)%			(678,455)
Total Net Assets — 100.0%			$3,551,257

Percentages are stated as a percent of net assets.

(1)100 shares per contract.

(2)This security is pledged entirely to the broker in connection with options as of October 31, 2023.

(3)Held in connection with a written option contract.

(4)The rate shown is the annualized seven-day effective yield as of October 31, 2023.

(5)Non-income producing security.

YieldMax SQ Option Income Strategy ETF

The accompanying notes are an integral part of these financial statements.	57

SCHEDULE OF OPTIONS WRITTEN at October 31, 2023

	Contracts(1)	Notional Amount	Value
Options Written — 6.2%
Call Options Written — 0.3%
Block, Inc.
Expiration: 11/3/2023, Strike Price: $48.50	440	$1,771,000	$9,680
Expiration: 11/3/2023, Strike Price: $49.50	120	483,000	1,680
Expiration: 11/3/2023, Strike Price: $51.00	325	1,308,125	2,600
			13,960
Put Options Written — 5.9%
Block, Inc.
Expiration: 12/15/2023, Strike Price: $37.50(2)	885	3,562,125	207,946
Total Options Written
(Premiums Received $290,050)			$221,906

Percentages are stated as a percent of net assets.

(1)100 shares per contract.

(2)FLexible EXchange® Options

YieldMax MRNA Option Income Strategy ETF

58	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at October 31, 2023

	Contracts(1)	Notional Amount	Value
Options Purchased — 9.0%
Call Options — 9.0%
Moderna, Inc.
Expiration Date: 12/15/2023, Strike Price: $75.00(2)(5)	190	$1,443,240	$131,100
Total Options Purchased
(Cost $185,478)			131,100

		Shares
Short-Term Investments — 3.5%
Money Market Funds — 3.5%
First American Government Obligations Fund, Class X, 5.276%(3)		50,000	50,000
Total Short-Term Investments
(Cost $50,000)			50,000
Total Investments in Securities — 12.5%
(Cost $235,478)			181,100
Other Assets in Excess of Liabilities — 87.5%			1,270,204
Total Net Assets — 100.0%			$1,451,304

Percentages are stated as a percent of net assets.

(1)100 shares per contract.

(2)Held in connection with a written option contract.

(3)The rate shown is the annualized seven-day effective yield as of October 31, 2023.

(5)Non-income producing security.

YieldMax MRNA Option Income Strategy ETF

The accompanying notes are an integral part of these financial statements.	59

SCHEDULE OF OPTIONS WRITTEN at October 31, 2023

	Contracts(1)	Notional Amount	Value
Options Written — 8.1%
Call Options Written — 0.9%
Moderna, Inc.
Expiration: 11/3/2023, Strike Price: $84.00	190	$1,443,240	$13,490
Put Options Written — 7.2%
Moderna, Inc.
Expiration: 12/15/2023, Strike Price: $75.01(2)	190	1,443,240	104,689
Total Options Written
(Premiums Received $106,085)			$118,179

Percentages are stated as a percent of net assets.

(1)100 shares per contract.

(2)FLexible EXchange® Options

YieldMax ETFs

60	The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES at October 31, 2023

	YieldMax Innovation Option Income Strategy ETF	YieldMax TSLA Option Income Strategy ETF	YieldMax AAPL Option Income Strategy ETF	YieldMax NVDA Option Income Strategy ETF

Assets:
Investments in securities, at value (Note 2)	$81,576,189	$714,648,072	$58,009,232	$157,350,853
Deposits at broker for options	—	—	716,673	20,062,531
Receivables:
Fund shares sold	300,950	—	—	305
Investment securities sold	1,263,121	264,461,672	—	—
Interest	255,128	1,976,161	177,423	511,463
Total assets	83,395,388	981,085,905	58,903,328	177,925,152

Liabilities:
Options written (Premiums received of $5,465,271, $58,281,942, $2,009,958, and $12,951,697, respectively) (Note 2)	15,644,201	44,714,196	2,476,254	17,592,408
Payables:
Fund shares redeemed	—	—	—	1,525,642
Management fees (Note 4)	62,318	612,277	48,627	140,248
Due to broker for options	590,453	257,135,474	—	—
Total liabilities	16,296,972	302,461,947	2,524,881	19,258,298
Net Assets	$67,098,416	$678,623,958	$56,378,447	$158,666,854

Components of Net Assets:
Paid-in capital	$86,146,690	$826,692,299	$61,891,860	$175,420,828
Total distributable (accumulated) earnings (losses)	(19,048,274)	(148,068,341)	(5,513,413)	(16,753,974)
Net assets	$67,098,416	$678,623,958	$56,378,447	$158,666,854

Net Asset Value (unlimited shares authorized):
Net assets	$67,098,416	$678,623,958	$56,378,447	$158,666,854
Shares of beneficial interest issued and outstanding	5,575,000	61,200,000	3,075,000	7,800,000
Net asset value	$12.04	$11.09	$18.33	$20.34

Cost of investments	$89,588,868	$711,079,133	$60,174,476	$168,496,628

YieldMax ETFs

The accompanying notes are an integral part of these financial statements.	61

	YieldMax AMZN Option Income Strategy ETF	YieldMax GOOGL Option Income Strategy ETF	YieldMax META Option Income Strategy ETF	YieldMax NFLX Option Income Strategy ETF

Assets:
Investments in securities, at value (Note 2)	$34,491,470	$16,518,309	$12,298,233	$16,798,096
Deposits at broker for options	749,224	330,506	318,462	414,625
Receivables:
Interest	108,777	47,043	35,678	61,672
Total assets	35,349,471	16,895,858	12,652,373	17,274,393

Liabilities:
Options written (Premiums received of $1,978,771, $426,250, $655,820, and $1,904,765, respectively) (Note 2)	1,575,446	548,563	331,777	1,205,719
Payables:
Management fees (Note 4)	24,114	13,703	9,587	10,446
Total liabilities	1,599,560	562,266	341,364	1,216,165
Net Assets	$33,749,911	$16,333,592	$12,311,009	$16,058,228

Components of Net Assets:
Paid-in capital	$34,132,128	$17,617,298	$12,383,492	$15,908,389
Total distributable (accumulated) earnings (losses)	(382,217)	(1,283,706)	(72,483)	149,839
Net assets	$33,749,911	$16,333,592	$12,311,009	$16,058,228

Net Asset Value (unlimited shares authorized):
Net assets	$33,749,911	$16,333,592	$12,311,009	$16,058,228
Shares of beneficial interest issued and outstanding	1,650,000	875,000	625,000	900,000
Net asset value	$20.45	$18.67	$19.70	$17.84

Cost of investments	$36,174,495	$18,031,140	$12,866,994	$17,346,740

STATEMENTS OF ASSETS AND LIABILITIES at October 31, 2023 (Continued)

YieldMax ETFs

62	The accompanying notes are an integral part of these financial statements.

	YieldMax COIN Option Income Strategy ETF	YieldMax DIS Option Income Strategy ETF	YieldMax MSFT Option Income Strategy ETF	YieldMax XOM Option Income Strategy ETF

Assets:
Investments in securities, at value (Note 2)	$67,496,984	$3,933,916	$9,451,546	$6,852,540
Deposits at broker for options	1,567,528	114,417	97,251	138,018
Receivables:
Fund shares sold	492,628	—	213	—
Investment securities sold	9,771	—	88,320	—
Interest	186,254	11,019	24,710	22,008
Total assets	69,753,165	4,059,352	9,662,040	7,012,566

Liabilities:
Options written (Premiums received of $7,203,002, $98,172, $248,325, and $209,435, respectively) (Note 2)	4,689,606	59,533	48,721	603,307
Payables:
Fund shares redeemed	—	—	1,066,645	—
Investment securities purchased	10,365	—	6,270	—
Management fees (Note 4)	38,548	3,373	6,846	5,315
Total liabilities	4,738,519	62,906	1,128,482	608,622
Net Assets	$65,014,646	$3,996,446	$8,533,558	$6,403,944

Components of Net Assets:
Paid-in capital	$64,318,417	$3,974,075	$8,155,202	$7,023,627
Total distributable (accumulated) earnings (losses)	696,229	22,371	378,356	(619,683)
Net assets	$65,014,646	$3,996,446	$8,533,558	$6,403,944

Net Asset Value (unlimited shares authorized):
Net assets	$65,014,646	$3,996,446	$8,533,558	$6,403,944
Shares of beneficial interest issued and outstanding	3,300,000	200,000	400,000	350,000
Net asset value	$19.70	$19.98	$21.33	$18.30

Cost of investments	$69,365,964	$4,040,519	$9,412,957	$7,230,853

STATEMENTS OF ASSETS AND LIABILITIES at October 31, 2023 (Continued)

YieldMax ETFs

The accompanying notes are an integral part of these financial statements.	63

	YieldMax JPM Option Income Strategy ETF	YieldMax AMD Option Income Strategy ETF	YieldMax PYPL Option Income Strategy ETF	YieldMax SQ Option Income Strategy ETF	YieldMax MRNA Option Income Strategy ETF

Assets:
Investments in securities, at value (Note 2)	$3,529,406	$5,710,972	$1,292,098	$4,229,712	$181,100
Deposits at broker for options	29,737	230,049	186,960	—	1,388,600
Receivables:
Fund shares sold	—	471,111	—	—	—
Investment securities sold	—	78,760	—	—	—
Interest	9,599	18,592	2,894	10,377	58
Total assets	3,568,742	6,509,484	1,481,952	4,240,089	1,569,758

Liabilities:
Options written (Premiums received of $155,773, $589,074, $90,900, $290,050,and $106,085, respectively) (Note 2)	266,542	837,984	127,958	221,906	118,179
Payables:
Investment securities purchased	—	16,280	—	—	—
Management fees (Note 4)	3,736	3,936	1,296	1,787	275
Due to broker for options	—	—	—	465,139	—
Total liabilities	270,278	858,200	129,254	688,832	118,454
Net Assets	$3,298,464	$5,651,284	$1,352,698	$3,551,257	$1,451,304

Components of Net Assets:
Paid-in capital	$3,594,661	$5,932,631	$1,476,739	$3,962,139	$1,500,000
Total distributable (accumulated) earnings (losses)	(296,197)	(281,347)	(124,041)	(410,882)	(48,696)
Net assets	$3,298,464	$5,651,284	$1,352,698	$3,551,257	$1,451,304

Net Asset Value (unlimited shares authorized):
Net assets	$3,298,464	$5,651,284	$1,352,698	$3,551,257	$1,451,304
Shares of beneficial interest issued and outstanding	175,000	300,000	75,000	200,000	75,000
Net asset value	$18.85	$18.84	$18.04	$17.76	$19.35

Cost of investments	$3,637,216	$5,967,039	$1,378,380	$4,219,444	$235,478

STATEMENTS OF ASSETS AND LIABILITIES at October 31, 2023 (Continued)

YieldMax ETFs

64	The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS For the Period Ended October 31, 2023

	YieldMax Innovation Option Income Strategy ETF(1)	YieldMax TSLA Option Income Strategy ETF(1)	YieldMax AAPL Option Income Strategy ETF(2)	YieldMax NVDA Option Income Strategy ETF(3)

Investment Income:
Interest income	$1,418,860	$10,524,594	$836,616	$1,757,491
Broker interest income	17,818	117,497	7,357	17,288
Total investment income	1,436,678	10,642,091	843,973	1,774,779

Expenses:
Management fees (Note 4)	261,797	1,911,452	160,181	334,065
Broker fees	53,557	46,782	10,802	10,010
Total expenses	315,354	1,958,234	170,983	344,075
Net investment income (loss)	1,121,324	8,683,857	672,990	1,430,704

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(2,917,734)	(70,814,277)	(1,516,405)	(4,558,029)
Options written	7,765,288	(94,382,064)	(1,365,630)	13,655,023
Change in net unrealized appreciation/depreciation on:
Investments	(8,012,679)	3,568,939	(2,165,244)	(11,145,775)
Options written	(10,178,930)	13,567,746	(466,296)	(4,640,711)
Net realized and unrealized gain (loss)	(13,344,055)	(148,059,656)	(5,513,575)	(6,689,492)
Net increase (decrease) in net assets resulting from operations	$(12,222,731)	$(139,375,799)	$(4,840,585)	$(5,258,788)

(1)The Funds commenced operations on November 22, 2022. The information presented is from November 22, 2022 to October 31, 2023.

(2)The Fund commenced operations on April 17, 2023. The information presented is from April 17, 2023 to October 31, 2023.

(3)The Fund commenced operations on May 10, 2023. The information presented is from May 10, 2023 to October 31, 2023.

YieldMax ETFs

The accompanying notes are an integral part of these financial statements.	65

STATEMENTS OF OPERATIONS For the Period Ended October 31, 2023 (Continued)

	YieldMax AMZN Option Income Strategy ETF(1)	YieldMax GOOGL Option Income Strategy ETF(2)	YieldMax META Option Income Strategy ETF(2)	YieldMax NFLX Option Income Strategy ETF(3)

Investment Income:
Interest income	$288,896	$157,038	$111,457	$103,560
Broker interest income	—	530	5,056	4,893
Total investment income	288,896	157,568	116,513	108,453

Expenses:
Management fees (Note 4)	55,443	33,405	23,146	18,808
Broker interest expense	3,872	—	—	—
Total expenses	59,315	33,405	23,146	18,808
Net investment income (loss)	229,581	124,163	93,367	89,645

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	244,791	439,372	(393,635)	(186,630)
Options written	1,729,929	332,863	875,598	536,173
Change in net unrealized appreciation/depreciation on:
Investments	(1,683,025)	(1,512,831)	(568,761)	(548,644)
Options written	403,325	(122,313)	324,043	699,047
Net realized and unrealized gain (loss)	695,020	(862,909)	237,245	499,946
Net increase (decrease) in net assets resulting from operations	$924,601	$(738,746)	$330,612	$589,591

(1)The Fund commenced operations on July 24, 2023. The information presented is from July 24, 2023 to October 31, 2023.

(2)The Funds commenced operations on July 27, 2023. The information presented is from July 27, 2023 to October 31, 2023.

(3)The Fund commenced operations on August 7, 2023. The information presented is from August 7, 2023 to October 31, 2023.

YieldMax ETFs

66	The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS For the Period Ended October 31, 2023 (Continued)

	YieldMax COIN Option Income Strategy ETF(1)	YieldMax DIS Option Income Strategy ETF(2)	YieldMax MSFT Option Income Strategy ETF(2)	YieldMax XOM Option Income Strategy ETF(3)

Investment Income:
Interest income	$292,103	$32,306	$66,260	$45,956
Total investment income	292,103	32,306	66,260	45,956

Expenses:
Management fees (Note 4)	53,795	6,609	12,998	8,430
Broker interest expense	5,597	1,076	674	1,069
Total expenses	59,392	7,685	13,672	9,499
Net investment income (loss)	232,711	24,621	52,588	36,457

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	69,242	(369)	(27,026)	158,931
Options written	2,620,760	118,943	226,521	50,163
Change in net unrealized appreciation/depreciation on:
Investments	(1,868,980)	(106,603)	38,589	(378,313)
Options written	2,513,396	38,639	199,604	(393,873)
Net realized and unrealized gain (loss)	3,334,418	50,610	437,688	(563,092)
Net increase (decrease) in net assets resulting from operations	$3,567,129	$75,231	$490,276	$(526,635)

(1)The Fund commenced operations on August 14, 2023. The information presented is from August 14, 2023 to October 31, 2023.

(2)The Funds commenced operations on August 24, 2023. The information presented is from August 24, 2023 to October 31, 2023.

(3)The Fund commenced operations on August 30, 2023. The information presented is from August 30, 2023 to October 31, 2023.

YieldMax ETFs

The accompanying notes are an integral part of these financial statements.	67

STATEMENTS OF OPERATIONS For the Period Ended October 31, 2023 (Continued)

	YieldMax JPM Option Income Strategy ETF(1)	YieldMax AMD Option Income Strategy ETF(2)	YieldMax PYPL Option Income Strategy ETF(3)	YieldMax SQ Option Income Strategy ETF(4)	YieldMax MRNA Option Income Strategy ETF(5)

Investment Income:
Interest income	$28,681	$23,566	$7,319	$9,925	$58
Broker interest income	—	2,527	—	—	—
Total investment income	28,681	26,093	7,319	9,925	58

Expenses:
Management fees (Note 4)	5,588	4,801	1,618	1,787	275
Broker interest expense	315	—	277	1,799	—
Total expenses	5,903	4,801	1,895	3,586	275
Net investment income (loss)	22,778	21,292	5,424	6,339	(217)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	46,177	137,763	(34,845)	(248,078)	—
Options Written	(124,025)	64,575	28,720	(247,555)	17,993
Change in net unrealized appreciation/depreciation on:
Investments	(107,810)	(256,067)	(86,282)	10,268	(54,378)
Options Written	(110,769)	(248,910)	(37,058)	68,144	(12,094)
Net realized and unrealized gain (loss)	(296,427)	(302,639)	(129,465)	(417,221)	(48,479)
Net increase (decrease) in net assets resulting from operations	$(273,649)	$(281,347)	$(124,041)	$(410,882)	$(48,696)

(1)The Fund commenced operations on September 11, 2023. The information presented is from September 11, 2023 to October 31, 2023.

(2)The Fund commenced operations on September 18, 2023. The information presented is from September 18, 2023 to October 31, 2023.

(3)The Fund commenced operations on September 25, 2023. The information presented is from September 25, 2023 to October 31, 2023.

(4)The Fund commenced operations on October 10, 2023. The information presented is from October 10, 2023 to October 31, 2023.

(5)The Fund commenced operations on October 23, 2023. The information presented is from October 23, 2023 to October 31, 2023.

YieldMax Innovation Option Income Strategy ETF

68	The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

Period Ended October 31, 2023(1)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$1,121,324
Net realized gain (loss)	4,847,554
Change in net unrealized appreciation/depreciation	(18,191,609)
Net increase (decrease) in net assets resulting from operations	(12,222,731)

Distributions to Shareholders:
Distributable earnings	(6,825,543)
Return of capital	(2,654,837)
Distributions to shareholders	(9,480,380)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net change in outstanding shares(2)	88,801,527
Total increase (decrease) in net assets	67,098,416

Net Assets:
Beginning of period	—
End of period	$67,098,416

(1)The Fund commenced operations on November 22, 2022. The information presented is from November 22, 2022 to October 31, 2023.

(2)Summary of share transactions is as follows:

	Period Ended October 31, 2023(2)
	Shares	Value
Shares sold	6,425,000	$100,668,960
Shares redeemed	(850,000)	(11,889,945)
Variable fees	—	22,512
Net increase (decrease)	5,575,000	$88,801,527

YieldMax TSLA Option Income Strategy ETF

The accompanying notes are an integral part of these financial statements.	69

STATEMENT OF CHANGES IN NET ASSETS

Period Ended October 31, 2023(1)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$8,683,857
Net realized gain (loss)	(165,196,341)
Change in net unrealized appreciation/depreciation	17,136,685
Net increase (decrease) in net assets resulting from operations	(139,375,799)

Distributions to Shareholders:
Distributable earnings	(8,692,542)
Return of capital	(93,438,948)
Distributions to shareholders	(102,131,490)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net change in outstanding shares(2)	920,131,247
Total increase (decrease) in net assets	678,623,958

Net Assets:
Beginning of period	—
End of period	$678,623,958

(1)The Fund commenced operations on November 22, 2022. The information presented is from November 22, 2022 to October 31, 2023.

(2)Summary of share transactions is as follows:

	Period Ended October 31, 2023(2)
	Shares	Value
Shares sold	63,475,000	$951,858,308
Shares redeemed	(2,275,000)	(31,923,818)
Variable fees	—	196,757
Net increase (decrease)	61,200,000	$920,131,247

YieldMax AAPL Option Income Strategy ETF

70	The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

Period Ended October 31, 2023(1)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$672,990
Net realized gain (loss)	(2,882,035)
Change in net unrealized appreciation/depreciation	(2,631,540)
Net increase (decrease) in net assets resulting from operations	(4,840,585)

Distributions to Shareholders:
Distributable earnings	(672,828)
Return of capital	(2,881,085)
Distributions to shareholders	(3,553,913)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net change in outstanding shares(2)	64,772,945
Total increase (decrease) in net assets	56,378,447

Net Assets:
Beginning of period	—
End of period	$56,378,447

(1)The Fund commenced operations on April 17, 2023. The information presented is from April 17, 2023 to October 31, 2023.

(2)Summary of share transactions is as follows:

	Period Ended October 31, 2023(2)
	Shares	Value
Shares sold	3,400,000	$70,998,755
Shares redeemed	(325,000)	(6,241,258)
Variable fees	—	15,448
Net increase (decrease)	3,075,000	$64,772,945

YieldMax NVDA Option Income Strategy ETF

The accompanying notes are an integral part of these financial statements.	71

STATEMENT OF CHANGES IN NET ASSETS

Period Ended October 31, 2023(1)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$1,430,704
Net realized gain (loss)	9,096,994
Change in net unrealized appreciation/depreciation	(15,786,486)
Net increase (decrease) in net assets resulting from operations	(5,258,788)

Distributions to Shareholders:
Distributable earnings	(11,495,186)
Return of capital	(1,828,277)
Distributions to shareholders	(13,323,463)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net change in outstanding shares(2)	177,249,105
Total increase (decrease) in net assets	158,666,854

Net Assets:
Beginning of period	—
End of period	$158,666,854

(1)The Fund commenced operations on May 10, 2023. The information presented is from May 10, 2023 to October 31, 2023.

(2)Summary of share transactions is as follows:

	Period Ended October 31, 2023(2)
	Shares	Value
Shares sold	8,650,000	$196,411,130
Shares redeemed	(850,000)	(19,205,147)
Variable fees	—	43,122
Net increase (decrease)	7,800,000	$177,249,105

YieldMax AMZN Option Income Strategy ETF

72	The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

Period Ended October 31, 2023(1)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$229,581
Net realized gain (loss)	1,974,720
Change in net unrealized appreciation/depreciation	(1,279,700)
Net increase (decrease) in net assets resulting from operations	924,601

Distributions to Shareholders:
Distributions to shareholders	(1,306,818)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net change in outstanding shares(2)	34,132,128
Total increase (decrease) in net assets	33,749,911

Net Assets:
Beginning of period	—
End of period	$33,749,911

(1)The Fund commenced operations on July 24, 2023. The information presented is from July 24, 2023 to October 31, 2023.

(2)Summary of share transactions is as follows:

	Period Ended October 31, 2023(2)
	Shares	Value
Shares sold	1,650,000	$34,125,603
Shares redeemed	—	—
Variable fees	—	6,525
Net increase (decrease)	1,650,000	$34,132,128

YieldMax GOOGL Option Income Strategy ETF

The accompanying notes are an integral part of these financial statements.	73

STATEMENT OF CHANGES IN NET ASSETS

Period Ended October 31, 2023(1)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$124,163
Net realized gain (loss)	772,235
Change in net unrealized appreciation/depreciation	(1,635,144)
Net increase (decrease) in net assets resulting from operations	(738,746)

Distributions to Shareholders:
Distributions to shareholders	(544,960)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net change in outstanding shares(2)	17,617,298
Total increase (decrease) in net assets	16,333,592

Net Assets:
Beginning of period	—
End of period	$16,333,592

(1)The Fund commenced operations on July 27, 2023. The information presented is from July 27, 2023 to October 31, 2023.

(2)Summary of share transactions is as follows:

	Period Ended October 31, 2023(2)
	Shares	Value
Shares sold	1,000,000	$20,163,608
Shares redeemed	(125,000)	(2,550,353)
Variable fees	—	4,043
Net increase (decrease)	875,000	$17,617,298

YieldMax META Option Income Strategy ETF

74	The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

Period Ended October 31, 2023(1)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$93,367
Net realized gain (loss)	481,963
Change in net unrealized appreciation/depreciation	(244,718)
Net increase (decrease) in net assets resulting from operations	330,612

Distributions to Shareholders:
Distributions to shareholders	(403,095)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net change in outstanding shares(2)	12,383,492
Total increase (decrease) in net assets	12,311,009

Net Assets:
Beginning of period	—
End of period	$12,311,009

(1)The Fund commenced operations on July 27, 2023. The information presented is from July 27, 2023 to October 31, 2023.

(2)Summary of share transactions is as follows:

	Period Ended October 31, 2023(2)
	Shares	Value
Shares sold	725,000	$14,321,205
Shares redeemed	(100,000)	(1,940,465)
Variable fees	—	2,752
Net increase (decrease)	625,000	$12,383,492

YieldMax NFLX Option Income Strategy ETF

The accompanying notes are an integral part of these financial statements.	75

STATEMENT OF CHANGES IN NET ASSETS

Period Ended October 31, 2023(1)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$89,645
Net realized gain (loss)	349,543
Change in net unrealized appreciation/depreciation	150,403
Net increase (decrease) in net assets resulting from operations	589,591

Distributions to Shareholders:
Distributions to shareholders	(439,752)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net change in outstanding shares(2)	15,908,389
Total increase (decrease) in net assets	16,058,228

Net Assets:
Beginning of period	—
End of period	$16,058,228

(1)The Fund commenced operations on August 7, 2023. The information presented is from August 7, 2023 to October 31, 2023.

(2)Summary of share transactions is as follows:

	Period Ended October 31, 2023(2)
	Shares	Value
Shares sold	900,000	$15,905,708
Shares redeemed	—	—
Variable fees	—	2,681
Net increase (decrease)	900,000	$15,908,389

YieldMax COIN Option Income Strategy ETF

76	The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

Period Ended October 31, 2023(1)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$232,711
Net realized gain (loss)	2,690,002
Change in net unrealized appreciation/depreciation	644,416
Net increase (decrease) in net assets resulting from operations	3,567,129

Distributions to Shareholders:
Distributions to shareholders	(2,870,900)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net change in outstanding shares(2)	64,318,417
Total increase (decrease) in net assets	65,014,646

Net Assets:
Beginning of period	—
End of period	$65,014,646

(1)The Fund commenced operations on August 14, 2023. The information presented is from August 14, 2023 to October 31, 2023.

(2)Summary of share transactions is as follows:

	Period Ended October 31, 2023(2)
	Shares	Value
Shares sold	3,600,000	$70,031,065
Shares redeemed	(300,000)	(5,727,300)
Variable fees	—	14,652
Net increase (decrease)	3,300,000	$64,318,417

YieldMax DIS Option Income Strategy ETF

The accompanying notes are an integral part of these financial statements.	77

STATEMENT OF CHANGES IN NET ASSETS

Period Ended October 31, 2023(1)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$24,621
Net realized gain (loss)	118,574
Change in net unrealized appreciation/depreciation	(67,964)
Net increase (decrease) in net assets resulting from operations	75,231

Distributions to Shareholders:
Distributions to shareholders	(52,860)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net change in outstanding shares(2)	3,974,075
Total increase (decrease) in net assets	3,996,446

Net Assets:
Beginning of period	—
End of period	$3,996,446

(1)The Fund commenced operations on August 24, 2023. The information presented is from August 24, 2023 to October 31, 2023.

(2)Summary of share transactions is as follows:

	Period Ended October 31, 2023(2)
	Shares	Value
Shares sold	200,000	$3,973,780
Shares redeemed	—	—
Variable fees	—	295
Net increase (decrease)	200,000	$3,974,075

YieldMax MSFT Option Income Strategy ETF

78	The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

Period Ended October 31, 2023(1)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$52,588
Net realized gain (loss)	199,495
Change in net unrealized appreciation/depreciation	238,193
Net increase (decrease) in net assets resulting from operations	490,276

Distributions to Shareholders:
Distributions to shareholders	(111,920)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net change in outstanding shares(2)	8,155,202
Total increase (decrease) in net assets	8,533,558

Net Assets:
Beginning of period	—
End of period	$8,533,558

(1)The Fund commenced operations on August 24, 2023. The information presented is from August 24, 2023 to October 31, 2023.

(2)Summary of share transactions is as follows:

	Period Ended October 31, 2023(2)
	Shares	Value
Shares sold	475,000	$9,711,915
Shares redeemed	(75,000)	(1,558,467)
Variable fees	—	1,754
Net increase (decrease)	400,000	$8,155,202

YieldMax XOM Option Income Strategy ETF

The accompanying notes are an integral part of these financial statements.	79

STATEMENT OF CHANGES IN NET ASSETS

Period Ended October 31, 2023(1)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$36,457
Net realized gain (loss)	209,093
Change in net unrealized appreciation/depreciation	(772,185)
Net increase (decrease) in net assets resulting from operations	(526,635)

Distributions to Shareholders:
Distributions to shareholders	(93,048)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net change in outstanding shares(2)	7,023,627
Total increase (decrease) in net assets	6,403,944

Net Assets:
Beginning of period	—
End of period	$6,403,944

(1)The Fund commenced operations on August 30, 2023. The information presented is from August 30, 2023 to October 31, 2023.

(2)Summary of share transactions is as follows:

	Period Ended October 31, 2023(2)
	Shares	Value
Shares sold	350,000	$7,022,822
Shares redeemed	—	—
Variable fees	—	805
Net increase (decrease)	350,000	$7,023,627

YieldMax JPM Option Income Strategy ETF

80	The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

Period Ended October 31, 2023(1)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$22,778
Net realized gain (loss)	(77,848)
Change in net unrealized appreciation/depreciation	(218,579)
Net increase (decrease) in net assets resulting from operations	(273,649)

Distributions to Shareholders:
Distributable earnings	(22,548)
Return of capital	(34,152)
Distributions to shareholders	(56,700)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net change in outstanding shares(2)	3,628,813
Total increase (decrease) in net assets	3,298,464

Net Assets:
Beginning of period	—
End of period	$3,298,464

(1)The Fund commenced operations on September 11, 2023. The information presented is from September 11, 2023 to October 31, 2023.

(2)Summary of share transactions is as follows:

	Period Ended October 31, 2023(2)
	Shares	Value
Shares sold	275,000	$5,472,180
Shares redeemed	(100,000)	(1,844,230)
Variable fees	—	863
Net increase (decrease)	175,000	$3,628,813

YieldMax AMD Option Income Strategy ETF

The accompanying notes are an integral part of these financial statements.	81

STATEMENT OF CHANGES IN NET ASSETS

Period Ended October 31, 2023(1)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$21,292
Net realized gain (loss)	202,338
Change in net unrealized appreciation/depreciation	(504,977)
Net increase (decrease) in net assets resulting from operations	(281,347)

Distributions to Shareholders:
Distributions to shareholders	—

Capital Share Transactions:
Net increase (decrease) in net assets derived from net change in outstanding shares(2)	5,932,631
Total increase (decrease) in net assets	5,651,284

Net Assets:
Beginning of period	—
End of period	$5,651,284

(1)The Funds commenced operations on September 18, 2023. The information presented is from September 18, 2023 to October 31, 2023.

(2)Summary of share transactions is as follows:

	Period Ended October 31, 2023(2)
	Shares	Value
Shares sold	300,000	$5,932,045
Shares redeemed	—	—
Variable fees	—	586
Net increase (decrease)	300,000	$5,932,631

YieldMax PYPL Option Income Strategy ETF

82	The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

Period Ended October 31, 2023(1)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$5,424
Net realized gain (loss)	(6,125)
Change in net unrealized appreciation/depreciation	(123,340)
Net increase (decrease) in net assets resulting from operations	(124,041)

Distributions to Shareholders:
Distributions to shareholders	—

Capital Share Transactions:
Net increase (decrease) in net assets derived from net change in outstanding shares(2)	1,476,739
Total increase (decrease) in net assets	1,352,698

Net Assets:
Beginning of period	—
End of period	$1,352,698

(1)The Fund commenced operations on September 25, 2023. The information presented is from September 25, 2023 to October 31, 2023.

(2)Summary of share transactions is as follows:

	Period Ended October 31, 2023(2)
	Shares	Value
Shares sold	175,000	$3,448,135
Shares redeemed	(100,000)	(1,971,880)
Variable fees	—	484
Net increase (decrease)	75,000	$1,476,739

YieldMax SQ Option Income Strategy ETF

The accompanying notes are an integral part of these financial statements.	83

STATEMENT OF CHANGES IN NET ASSETS

Period Ended October 31, 2023(1)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$6,339
Net realized gain (loss)	(495,633)
Change in net unrealized appreciation/depreciation	78,412
Net increase (decrease) in net assets resulting from operations	(410,882)

Distributions to Shareholders:
Distributions to shareholders	—

Capital Share Transactions:
Net increase (decrease) in net assets derived from net change in outstanding shares(2)	3,962,139
Total increase (decrease) in net assets	3,551,257

Net Assets:
Beginning of period	—
End of period	$3,551,257

(1)The Fund commenced operations on October 10, 2023. The information presented is from October 10, 2023 to October 31, 2023.

(2)Summary of share transactions is as follows:

	Period Ended October 31, 2023(2)
	Shares	Value
Shares sold	200,000	$3,961,947
Shares redeemed	—	—
Variable fees	—	192
Net increase (decrease)	200,000	$3,962,139

YieldMax MRNA Option Income Strategy ETF

84	The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

Period Ended October 31, 2023(1)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$(217)
Net realized gain (loss)	17,993
Change in net unrealized appreciation/depreciation	(66,472)
Net increase (decrease) in net assets resulting from operations	(48,696)

Distributions to Shareholders:
Distributions to shareholders	—

Capital Share Transactions:
Net increase (decrease) in net assets derived from net change in outstanding shares(2)	1,500,000
Total increase (decrease) in net assets	1,451,304

Net Assets:
Beginning of period	—
End of period	$1,451,304

(1)The Fund commenced operations on October 23, 2023. The information presented is from October 23, 2023 to October 31, 2023.

(2)Summary of share transactions is as follows:

	Period Ended October 31, 2023(2)
	Shares	Value
Shares sold	75,000	$1,500,000
Shares redeemed	—	—
Variable fees	—	—
Net increase (decrease)	75,000	$1,500,000

YieldMax Innovation Option Income Strategy ETF

The accompanying notes are an integral part of these financial statements.	85

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

Period Ended October 31, 2023(1)

Net asset value, beginning of period	$20.00

Income (Loss) from Investment Operations:
Net investment income (loss)(2)	0.58
Net realized and unrealized gain (loss)(3)	(2.62)
Total from investment operations	(2.04)

Less Distributions:
From net investment income	(4.27)
From return of capital	(1.66)
Total distributions	(5.93)

Capital Share Transactions:
Variable fees	0.01
Net asset value, end of period	$12.04
Total return(4)(5)	(13.76)%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$67.1
Ratio of expenses to average net assets(6)(7)	1.19%
Ratio of net investment income (loss) to average net assets(6)	4.24%
Portfolio turnover rate(4)	60%

(1)The Fund commenced operations on November 22, 2022. The information presented is from November 22, 2022 to October 31, 2023.

(2)Calculated using average shares outstanding method.

(3)Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(4)Not annualized.

(5)The total return is based on the Fund’s net asset value. Additional performance information is presented in the Performance Summary.

(6)Annualized.

(7)The ratio of expense to average net assets includes broker fees. The expense ratio excluding broker fees is 0.99% for the period ended October 31, 2023.

YieldMax TSLA Option Income Strategy ETF

86	The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

Period Ended October 31, 2023(1)

Net asset value, beginning of period	$20.00

Income (Loss) from Investment Operations:
Net investment income (loss)(2)	0.60
Net realized and unrealized gain (loss)(3)	(1.59)
Total from investment operations	(0.99)

Less Distributions:
From net investment income	(0.67)
From return of capital	(7.26)
Total distributions	(7.93)

Capital Share Transactions:
Variable fees	0.01
Net asset value, end of period	$11.09
Total return(4)(5)	(7.26)%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$678.6
Ratio of expenses to average net assets(6)(7)	1.01%
Ratio of net investment income (loss) to average net assets(6)	4.50%
Portfolio turnover rate(4)	168%

(1)The Fund commenced operations on November 22, 2022. The information presented is from November 22, 2022 to October 31, 2023.

(2)Calculated using average shares outstanding method.

(3)Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(4)Not annualized.

(5)The total return is based on the Fund’s net asset value. Additional performance information is presented in the Performance Summary.

(6)Annualized.

(7)The ratio of expense to average net assets includes broker fees. The expense ratio excluding broker fees is 0.99% for the period ended October 31, 2023.

YieldMax AAPL Option Income Strategy ETF

The accompanying notes are an integral part of these financial statements.	87

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

Period Ended October 31, 2023(1)

Net asset value, beginning of period	$20.00

Income (Loss) from Investment Operations:
Net investment income (loss)(2)	0.44
Net realized and unrealized gain (loss)(3)	0.06
Total from investment operations	0.50

Less Distributions:
From net investment income	(0.41)
From return of capital	(1.77)
Total distributions	(2.18)

Capital Share Transactions:
Variable fees	0.01
Net asset value, end of period	$18.33
Total return(4)(5)	1.88%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$56.4
Ratio of expenses to average net assets(6)(7)	1.06%
Ratio of net investment income (loss) to average net assets(7)	4.16%
Portfolio turnover rate(4)	42%

(1)The Fund commenced operations on April 17, 2023. The information presented is from April 17, 2023 to October 31, 2023.

(2)Calculated using average shares outstanding method.

(3)Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(4)Not annualized.

(5)The total return is based on the Fund’s net asset value. Additional performance information is presented in the Performance Summary.

(6)Annualized.

(7)The ratio of expense to average net assets includes broker fees. The expense ratio excluding broker fees is 0.99% for the period ended October 31, 2023.

YieldMax NVDA Option Income Strategy ETF

88	The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

Period Ended October 31, 2023(1)

Net asset value, beginning of period	$20.00

Income (Loss) from Investment Operations:
Net investment income (loss)(2)	0.45
Net realized and unrealized gain (loss)(3)	4.00
Total from investment operations	4.45

Less Distributions:
From net investment income	(3.55)
From return of capital	(0.57)
Total distributions	(4.12)

Capital Share Transactions:
Variable fees	0.01
Net asset value, end of period	$20.34
Total return(4)(5)	21.88%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$158.7
Ratio of expenses to average net assets(6)(7)	1.02%
Ratio of net investment income (loss) to average net assets(6)	4.24%
Portfolio turnover rate(4)	24%

(1)The Fund commenced operations on May 10, 2023. The information presented is from May 10, 2023 to October 31, 2023.

(2)Calculated using average shares outstanding method.

(3)Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(4)Not annualized.

(5)The total return is based on the Fund’s net asset value. Additional performance information is presented in the Performance Summary.

(6)Annualized.

(7)The ratio of expense to average net assets includes broker fees. The expense ratio excluding broker fees is 0.99% for the period ended October 31, 2023.

YieldMax AMZN Option Income Strategy ETF

The accompanying notes are an integral part of these financial statements.	89

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

Period Ended October 31, 2023(1)

Net asset value, beginning of period	$20.00

Income (Loss) from Investment Operations:
Net investment income (loss)(2)	0.23
Net realized and unrealized gain (loss)(3)	1.31
Total from investment operations	1.54

Less Distributions:
From net investment income	(1.10)
Total distributions	(1.10)

Capital Share Transactions:
Variable fees	0.01
Net asset value, end of period	$20.45
Total return(4)(5)	7.94%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$33.7
Ratio of expenses to average net assets(6)(7)	1.06%
Ratio of net investment income (loss) to average net assets(6)	4.10%
Portfolio turnover rate(4)	2%

(1)The Fund commenced operations on July 24, 2023. The information presented is from July 24, 2023 to October 31, 2023.

(2)Calculated using average shares outstanding method.

(3)Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(4)Not annualized.

(5)The total return is based on the Fund’s net asset value. Additional performance information is presented in the Performance Summary.

(6)Annualized.

(7)The ratio of expense to average net assets includes broker interest expense. The expense ratio excluding broker interest expense is 0.99% for the period ended October 31, 2023.

YieldMax GOOGL Option Income Strategy ETF

90	The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

Period Ended October 31, 2023(1)

Net asset value, beginning of period	$20.00

Income (Loss) from Investment Operations:
Net investment income (loss)(2)	0.20
Net realized and unrealized gain (loss)(3)	(0.86)
Total from investment operations	(0.66)

Less Distributions:
From net investment income	(0.68)
Total distributions	(0.68)

Capital Share Transactions:
Variable fees	0.01
Net asset value, end of period	$18.67
Total return(4)(5)	(3.50)%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$16.3
Ratio of expenses to average net assets(6)	0.99%
Ratio of net investment income (loss) to average net assets(6)	3.68%
Portfolio turnover rate(4)	13%

(1)The Fund commenced operations on July 27, 2023. The information presented is from July 27, 2023 to October 31, 2023.

(2)Calculated using average shares outstanding method.

(3)Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(4)Not annualized.

(5)The total return is based on the Fund’s net asset value. Additional performance information is presented in the Performance Summary.

(6)Annualized.

YieldMax META Option Income Strategy ETF

The accompanying notes are an integral part of these financial statements.	91

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

Period Ended October 31, 2023(1)

Net asset value, beginning of period	$20.00

Income (Loss) from Investment Operations:
Net investment income (loss)(2)	0.21
Net realized and unrealized gain (loss)(3)	0.21
Total from investment operations	0.42

Less Distributions:
From net investment income	(0.73)
Total distributions	(0.73)

Capital Share Transactions:
Variable fees	0.01
Net asset value, end of period	$19.70
Total return(4)(5)	2.17%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$12.3
Ratio of expenses to average net assets(6)	0.99%
Ratio of net investment income (loss) to average net assets(6)	3.99%
Portfolio turnover rate(4)	17%

(1)The Fund commenced operations on July 27, 2023. The information presented is from July 27, 2023 to October 31, 2023.

(2)Calculated using average shares outstanding method.

(3)Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(4)Not annualized.

(5)The total return is based on the Fund’s net asset value. Additional performance information is presented in the Performance Summary.

(6)Annualized.

YieldMax NFLX Option Income Strategy ETF

92	The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

	Period Ended October 31, 2023(1)

Net asset value, beginning of period	$20.00

Income (Loss) from Investment Operations:
Net investment income (loss)(2)	0.19
Net realized and unrealized gain (loss)(3)	(1.43)
Total from investment operations	(1.24)

Less Distributions:
From net investment income	(0.93)
Total distributions	(0.93)

Capital Share Transactions:
Variable fees	0.01
Net asset value, end of period	$17.84
Total return(4)(5)	(5.99)%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$16.1
Ratio of expenses to average net assets(6)	0.99%
Ratio of net investment income (loss) to average net assets(6)	4.72%
Portfolio turnover rate(4)	0	%(7)

(1)The Fund commenced operations on August 7, 2023. The information presented is from August 7, 2023 to October 31, 2023.

(2)Calculated using average shares outstanding method.

(3)Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(4)Not annualized.

(5)The total return is based on the Fund’s net asset value. Additional performance information is presented in the Performance Summary.

(6)Annualized.

(7)Does not round to 1%.

YieldMax COIN Option Income Strategy ETF

The accompanying notes are an integral part of these financial statements.	93

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

Period Ended October 31, 2023(1)

Net asset value, beginning of period	$20.00

Income (Loss) from Investment Operations:
Net investment income (loss)(2)	0.18
Net realized and unrealized gain (loss)(3)	0.72
Total from investment operations	0.90

Less Distributions:
From net investment income	(1.21)
Total distributions	(1.21)

Capital Share Transactions:
Variable fees	0.01
Net asset value, end of period	$19.70
Total return(4)(5)	4.69%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$65.0
Ratio of expenses to average net assets(6)(7)	1.09%
Ratio of net investment income (loss) to average net assets(6)	4.28%
Portfolio turnover rate(4)	9%

(1)The Fund commenced operations on August 14, 2023. The information presented is from August 14, 2023 to October 31, 2023.

(2)Calculated using average shares outstanding method.

(3)Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(4)Not annualized.

(5)The total return is based on the Fund’s net asset value. Additional performance information is presented in the Performance Summary.

(6)Annualized.

(7)The ratio of expense to average net assets includes broker interest expense. The expense ratio excluding broker interest expense is 0.99% for the period ended October 31, 2023.

YieldMax DIS Option Income Strategy ETF

94	The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

Period Ended October 31, 2023(1)

Net asset value, beginning of period	$20.00

Income (Loss) from Investment Operations:
Net investment income (loss)(2)	0.14
Net realized and unrealized gain (loss)(3)	0.10
Total from investment operations	0.24

Less Distributions:
From net investment income	(0.26)
Total distributions	(0.26)

Capital Share Transactions:
Variable fees	0.00 (7)
Net asset value, end of period	$19.98
Total return(4)(5)	1.22%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$4.0
Ratio of expenses to average net assets(6)(8)	1.15%
Ratio of net investment income (loss) to average net assets(6)	3.69%
Portfolio turnover rate(4)	2%

(1)The Fund commenced operations on August 24, 2023. The information presented is from August 24, 2023 to October 31, 2023.

(2)Calculated using average shares outstanding method.

(3)Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(4)Not annualized.

(5)The total return is based on the Fund’s net asset value. Additional performance information is presented in the Performance Summary.

(6)Annualized.

(7)Does not round to 0.01.

(8)The ratio of expense to average net assets includes broker interest expense. The expense ratio excluding broker interest expense is 0.99% for the period ended October 31, 2023.

YieldMax MSFT Option Income Strategy ETF

The accompanying notes are an integral part of these financial statements.	95

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

Period Ended October 31, 2023(1)

Net asset value, beginning of period	$20.00

Income (Loss) from Investment Operations:
Net investment income (loss)(2)	0.15
Net realized and unrealized gain (loss)(3)	1.45
Total from investment operations	1.60

Less Distributions:
From net investment income	(0.28)
Total distributions	(0.28)

Capital Share Transactions:
Variable fees	0.01
Net asset value, end of period	$21.33
Total return(4)(5)	8.13%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$8.5
Ratio of expenses to average net assets(6)(7)	1.04%
Ratio of net investment income (loss) to average net assets(6)	4.01%
Portfolio turnover rate(4)	9%

(1)The Fund commenced operations on August 24, 2023. The information presented is from August 24, 2023 to October 31, 2023.

(2)Calculated using average shares outstanding method.

(3)Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(4)Not annualized.

(5)The total return is based on the Fund’s net asset value. Additional performance information is presented in the Performance Summary.

(6)Annualized.

(7)The ratio of expense to average net assets includes broker interest expense. The expense ratio excluding broker interest expense is 0.99% for the period ended October 31, 2023.

YieldMax XOM Option Income Strategy ETF

96	The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

Period Ended October 31, 2023(1)

Net asset value, beginning of period	$20.00

Income (Loss) from Investment Operations:
Net investment income (loss)(2)	0.14
Net realized and unrealized gain (loss)(3)	(1.55)
Total from investment operations	(1.41)

Less Distributions:
From net investment income	(0.29)
Total distributions	(0.29)

Capital Share Transactions:
Variable fees	0.00 (7)
Net asset value, end of period	$18.30
Total return(4)(5)	(7.08)%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$6.4
Ratio of expenses to average net assets(6)(8)	1.12%
Ratio of net investment income (loss) to average net assets(6)	4.28%
Portfolio turnover rate(4)	—%

(1)The Fund commenced operations on August 30, 2023. The information presented is from August 30, 2023 to October 31, 2023.

(2)Calculated using average shares outstanding method.

(3)Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(4)Not annualized.

(5)The total return is based on the Fund’s net asset value. Additional performance information is presented in the Performance Summary.

(6)Annualized.

(7)Does not round to 0.01.

(8)The ratio of expense to average net assets includes broker interest expense. The expense ratio excluding broker interest expense is 0.99% for the period ended October 31, 2023.

YieldMax JPM Option Income Strategy ETF

The accompanying notes are an integral part of these financial statements.	97

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

Period Ended October 31, 2023(1)

Net asset value, beginning of period	$20.00

Income (Loss) from Investment Operations:
Net investment income (loss)(2)	0.11
Net realized and unrealized gain (loss)(3)	(1.01)
Total from investment operations	(0.90)

Less Distributions:
From net investment income	(0.10)
From return of capital	(0.15)
Total distributions	(0.25)

Capital Share Transactions:
Variable fees	0.00 (7)
Net asset value, end of period	$18.85
Total return(4)(5)	(4.58)%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$3.3
Ratio of expenses to average net assets(6)(8)	1.05%
Ratio of net investment income (loss) to average net assets(6)	4.04%
Portfolio turnover rate(4)	42%

(1)The Fund commenced operations on September 11, 2023. The information presented is from September 11, 2023 to October 31, 2023.

(2)Calculated using average shares outstanding method.

(3)Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(4)Not annualized.

(5)The total return is based on the Fund’s net asset value. Additional performance information is presented in the Performance Summary.

(6)Annualized.

(7)Does not round to 0.01.

(8)The ratio of expense to average net assets includes broker interest expense. The expense ratio excluding broker interest expense is 0.99% for the period ended October 31, 2023.

YieldMax AMD Option Income Strategy ETF

98	The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

Period Ended October 31, 2023(1)

Net asset value, beginning of period	$20.00

Income (Loss) from Investment Operations:
Net investment income (loss)(2)	0.10
Net realized and unrealized gain (loss)(3)	(1.26)
Total from investment operations	(1.16)

Less Distributions:
From net investment income	—
Total distributions	—

Capital Share Transactions:
Variable fees	0.00 (7)
Net asset value, end of period	$18.84
Total return(4)(5)	(5.80)%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$5.7
Ratio of expenses to average net assets(6)	0.99%
Ratio of net investment income (loss) to average net assets(6)	4.39%
Portfolio turnover rate(4)	—%

(1)The Fund commenced operations on September 18, 2023. The information presented is from September 18, 2023 to October 31, 2023.

(2)Calculated using average shares outstanding method.

(3)Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(4)Not annualized.

(5)The total return is based on the Fund’s net asset value. Additional performance information is presented in the Performance Summary.

(6)Annualized.

(7)Does not round to 0.01.

YieldMax PYPL Option Income Strategy ETF

The accompanying notes are an integral part of these financial statements.	99

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

Period Ended October 31, 2023(1)

Net asset value, beginning of period	$20.00

Income (Loss) from Investment Operations:
Net investment income (loss)(2)	0.06
Net realized and unrealized gain (loss)(3)	(2.03)
Total from investment operations	(1.97)

Less Distributions:
From net investment income	—
Total distributions	—

Capital Share Transactions:
Variable fees	0.01
Net asset value, end of period	$18.04
Total return(4)(5)	(9.82)%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$1.4
Ratio of expenses to average net assets(6)(7)	1.16%
Ratio of net investment income (loss) to average net assets(6)	3.32%
Portfolio turnover rate(4)	111%

(1)The Fund commenced operations on September 25, 2023. The information presented is from September 25, 2023 to October 31, 2023.

(2)Calculated using average shares outstanding method.

(3)Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(4)Not annualized.

(5)The total return is based on the Fund’s net asset value. Additional performance information is presented in the Performance Summary.

(6)Annualized.

(7)The ratio of expense to average net assets includes broker interest expense. The expense ratio excluding broker interest expense is 0.99% for the period ended October 31, 2023.

YieldMax SQ Option Income Strategy ETF

100	The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

Period Ended October 31, 2023(1)

Net asset value, beginning of period	$20.00

Income (Loss) from Investment Operations:
Net investment income (loss)(2)	0.04
Net realized and unrealized gain (loss)(3)	(2.28)
Total from investment operations	(2.24)

Less Distributions:
From net investment income	—
Total distributions	—

Capital Share Transactions:
Variable fees	0.00 (7)
Net asset value, end of period	$17.76
Total return(4)(5)	(11.17)%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$3.6
Ratio of expenses to average net assets(6)(8)	1.99%
Ratio of net investment income (loss) to average net assets(7)	3.51%
Portfolio turnover rate(4)	—%

(1)The Fund commenced operations on October 10, 2023. The information presented is from October 10, 2023 to October 31, 2023.

(2)Calculated using average shares outstanding method.

(3)Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(4)Not annualized.

(5)The total return is based on the Fund’s net asset value. Additional performance information is presented in the Performance Summary.

(6)Annualized.

(7)Does not round to 0.01.

(8)The ratio of expense to average net assets includes broker interest expense. The expense ratio excluding broker interest expense is 0.99% for the period ended October 31, 2023.

YieldMax MRNA Option Income Strategy ETF

The accompanying notes are an integral part of these financial statements.	101

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

Period Ended October 31, 2023(1)

Net asset value, beginning of period	$20.00

Income (Loss) from Investment Operations:
Net investment income (loss)(2)	0.00 (7)
Net realized and unrealized gain (loss)(3)	(0.65)
Total from investment operations	(0.65)

Less Distributions:
From net investment income	—
Total distributions	—

Net asset value, end of period	$19.35
Total return(4)(5)	(3.25)%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$1.5
Ratio of expenses to average net assets(6)	0.99%
Ratio of net investment income (loss) to average net assets(6)	-0.78%
Portfolio turnover rate(4)	—%

(1)The Fund commenced operations on October 23, 2023. The information presented is from October 23, 2023 to October 31, 2023.

(2)Calculated using average shares outstanding method.

(3)Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(4)Not annualized.

(5)The total return is based on the Fund’s net asset value. Additional performance information is presented in the Performance Summary.

(6)Annualized.

(7)Does not round to (0.01).

102

YieldMax ETFs

NOTES TO FINANCIAL STATEMENTS October 31, 2023

Note 1 – Organizational

The YieldMax ETFs (defined below) (each a “Fund”, and collectively the “Funds”) are each a series of Tidal Trust II (the “Trust”). The Trust was organized as a Delaware statutory trust on January 13, 2022. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended. Tidal Investments LLC (f/k/a Toroso Investments, LLC) (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds and ZEGA Financial, LLC (the “Sub-Adviser”) serves as sub-adviser to the Funds. The Funds are considered non-diversified under the 1940 Act. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update (“ASU”) 2013-08.

Fund:	Commencement Date:
YieldMax Innovation Option Income Strategy ETF (the “OARK ETF”)	November 22, 2022
YieldMax TSLA Option Income Strategy ETF (the “TSLY ETF”)	November 22, 2022
YieldMax AAPL Option Income Strategy ETF (the “APLY ETF”)	April 17, 2023
YieldMax NVDA Option Income Strategy ETF (the “NVDY ETF”)	May 10, 2023
YieldMax AMZN Option Income Strategy ETF (the “AMZY ETF”)	July 24, 2023
YieldMax GOOGL Option Income Strategy ETF (the “GOOY ETF”)	July 27, 2023
YieldMax META Option Income Strategy ETF (the “FBY ETF”)	July 27, 2023
YieldMax NFLX Option Income Strategy ETF (the “NFLY ETF”)	August 7, 2023
YieldMax COIN Option Income Strategy ETF (the “CONY ETF”)	August 14, 2023
YieldMax DIS Option Income Strategy ETF (the “DISO ETF”)	August 24, 2023
YieldMax MSFT Option Income Strategy ETF (the “MSFO ETF”)	August 24, 2023
YieldMax XOM Option Income Strategy ETF (the “XOMO ETF”)	August 30, 2023
YieldMax JPM Option Income Strategy ETF (the “JPMO ETF”)	September 11, 2023
YieldMax AMD Option Income Strategy ETF (the “AMDY ETF”)	September 18, 2023
YieldMax PYPL Option Income Strategy ETF (the “PYPY ETF”)	September 25, 2023
YieldMax SQ Option Income Strategy ETF (the “SQY ETF”)	October 10, 2023
YieldMax MRNA Option Income Strategy ETF (the “MRNY ETF”)	October 23, 2023

The investment objective of each Fund is to seek current income.

The secondary objective of each Fund is to seek exposure to the share price of their underlying common stock, subject to a limit on potential investment gains.

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.Security Valuation. Equity securities that are listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ, including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents (“Independent Pricing Agents”) each day that the Funds are open for business.

103

YieldMax ETFs

Debt securities are valued by using an evaluated mean of the bid and asked prices provided by Independent Pricing Agents. The Independent Pricing Agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, both long and short positions are valued at the mean between the most recent quoted bid and ask prices.

FLexible EXchange® Options (“FLEX Options”) listed on an exchange will typically be valued at a model-based price provided by the exchange at the official close of that exchange’s trading day. However, when the Fund’s option has a same-day market trade price, this same-day market trade price will be used for FLEX Option values instead of the exchange’s model-based price. If the exchange on which the option is traded is unable to provide a model price, model-based FLEX Options prices will additionally be provided by a backup third-party pricing provider. In selecting the model prices, the Sub-Adviser may provide a review of the calculation of model prices provided by each vendor, and may note to such vendors of any data errors observed, or where an underlying component value of the model pricing package may be missing or incorrect, prior to publication by the vendor of the model pricing to the Fund Accounting Agent for purposes of that day’s NAV. If either pricing vendor is not available to provide a model price for that day, the value of a FLEX Option will be determined by the Pricing Committee in accordance with the Valuation Procedures (as defined below). In instances where in the same trading day a particular FLEX Option is both represented in an all-cash basket (either a creation unit or redemption unit), as well as in an in-kind basket (either a creation unit or redemption unit), for valuation purposes that trading day the Fund will default to use the trade price for both instances, rather than using the model price otherwise available for the in-kind transaction.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

NOTES TO FINANCIAL STATEMENTS October 31, 2023 (Continued)

104

YieldMax ETFs

The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2023:

OARK ETF

Assets - Investments in Securities	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$—	$81,181,735	$—	$81,181,735
Options Purchased	293,775	—	—	293,775
Short-Term Investments	100,679	—	—	100,679
Total Investments in Securities	$394,454	$81,181,735	$—	$81,576,189

Liabilities - Options Written	Level 1	Level 2	Level 3	Total
Call Options	$235,005	$—	$—	$235,005
Put Options	—	15,409,196	—	15,409,196
Total Options Written	$235,005	$15,409,196	$—	$15,644,201

TSLY ETF

Assets - Investments in Securities	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$—	$619,018,284	$—	$619,018,284
Options Purchased	88,215,400	—	—	88,215,400
Short-Term Investments	7,414,388	—	—	7,414,388
Total Investments in Securities	$95,629,788	$619,018,284	$—	$714,648,072

Liabilities - Options Written	Level 1	Level 2	Level 3	Total
Call Options	$824,240	$—	$—	$824,240
Put Options	—	43,889,956	—	43,889,956
Total Options Written	$824,240	$43,889,956	$—	$44,714,196

APLY ETF

Assets - Investments in Securities	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$—	$57,034,041	$—	$57,034,041
Options Purchased	925,840	—	—	925,840
Short-Term Investments	49,351	—	—	49,351
Total Investments in Securities	$975,191	$57,034,041	$—	$58,009,232

Liabilities - Options Written	Level 1	Level 2	Level 3	Total
Call Options	$257,540	$—	$—	$257,540
Put Options	—	2,218,714	—	2,218,714
Total Options Written	$257,540	$2,218,714	$—	$2,476,254

NVDY ETF

Assets - Investments in Securities	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$—	$154,653,628	$—	$154,653,628
Options Purchased	1,055,825	—	—	1,055,825
Short-Term Investments	1,641,400	—	—	1,641,400
Total Investments in Securities	$2,697,225	$154,653,628	$—	$157,350,853

Liabilities - Options Written	Level 1	Level 2	Level 3	Total
Call Options	$439,425	$—	$—	$439,425
Put Options	—	17,152,983	—	17,152,983
Total Options Written	$439,425	$17,152,983	$—	$17,592,408

NOTES TO FINANCIAL STATEMENTS October 31, 2023 (Continued)

105

YieldMax ETFs

AMZY ETF

Assets - Investments in Securities	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$—	$33,681,549	$—	$33,681,549
Options Purchased	718,820	—	—	718,820
Short-Term Investments	91,101	—	—	91,101
Total Investments in Securities	$809,921	$33,681,549	$—	$34,491,470

Liabilities - Options Written	Level 1	Level 2	Level 3	Total
Call Options	$449,580	$—	$—	$449,580
Put Options	—	1,125,866	—	1,125,866
Total Options Written	$449,580	$1,125,866	$—	$1,575,446

GOOY ETF

Assets - Investments in Securities	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$—	$14,724,432	$—	$14,724,432
Options Purchased	344,530	—	—	344,530
Short-Term Investments	1,449,347	—	—	1,449,347
Total Investments in Securities	$1,793,877	$14,724,432	$—	$16,518,309

Liabilities - Options Written	Level 1	Level 2	Level 3	Total
Call Options	$124,925	$—	$—	$124,925
Put Options	—	423,638	—	423,638
Total Options Written	$124,925	$423,638	$—	$548,563

FBY ETF

Assets - Investments in Securities	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$—	$11,180,252	$—	$11,180,252
Options Purchased	549,400	—	—	549,400
Short-Term Investments	568,581	—	—	568,581
Total Investments in Securities	$1,117,981	$11,180,252	$—	$12,298,233

Liabilities - Options Written	Level 1	Level 2	Level 3	Total
Call Options	$70,930	$—	$—	$70,930
Put Options	—	260,847	—	260,847
Total Options Written	$70,930	$260,847	$—	$331,777

NFLY ETF

Assets - Investments in Securities	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$—	$16,488,204	$—	$16,488,204
Options Purchased	227,155	—	—	227,155
Short-Term Investments	82,737	—	—	82,737
Total Investments in Securities	$309,892	$16,488,204	$—	$16,798,096

Liabilities - Options Written	Level 1	Level 2	Level 3	Total
Call Options	$198,250	$—	$—	$198,250
Put Options	—	1,007,469	—	1,007,469
Total Options Written	$198,250	$1,007,469	$—	$1,205,719

NOTES TO FINANCIAL STATEMENTS October 31, 2023 (Continued)

106

YieldMax ETFs

CONY ETF

Assets - Investments in Securities	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$—	$56,910,824	$—	$56,910,824
Options Purchased	5,776,380	—	—	5,776,380
Short-Term Investments	4,809,780	—	—	4,809,780
Total Investments in Securities	$10,586,160	$56,910,824	$—	$67,496,984

Liabilities - Options Written	Level 1	Level 2	Level 3	Total
Call Options	$753,317	$—	$—	$753,317
Put Options	—	3,936,289	—	3,936,289
Total Options Written	$753,317	$3,936,289	$—	$4,689,606

DISO ETF

Assets - Investments in Securities	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$—	$3,538,421	$—	$3,538,421
Options Purchased	373,450	—	—	373,450
Short-Term Investments	22,045	—	—	22,045
Total Investments in Securities	$395,495	$3,538,421	$—	$3,933,916

Liabilities - Options Written	Level 1	Level 2	Level 3	Total
Call Options	$16,975	$—	$—	$16,975
Put Options	—	42,558	—	42,558
Total Options Written	$16,975	$42,558	$—	$59,533

MSFO ETF

Assets - Investments in Securities	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$—	$7,466,516	$—	$7,466,516
Options Purchased	745,875	—	—	745,875
Short-Term Investments	1,239,155	—	—	1,239,155
Total Investments in Securities	$1,985,030	$7,466,516	$—	$9,451,546

Liabilities - Options Written	Level 1	Level 2	Level 3	Total
Call Options	$24,735	$—	$—	$24,735
Put Options	—	23,986	—	23,986
Total Options Written	$24,735	$23,986	$—	$48,721

XOMO ETF

Assets - Investments in Securities	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$—	$6,725,819	$—	$6,725,819
Options Purchased	8,330	—	—	8,330
Short-Term Investments	118,391	—	—	118,391
Total Investments in Securities	$126,721	$6,725,819	$—	$6,852,540

Liabilities - Options Written	Level 1	Level 2	Level 3	Total
Call Options	$8,150	$—	$—	$8,150
Put Options	—	595,157	—	595,157
Total Options Written	$8,150	$595,157	$—	$603,307

NOTES TO FINANCIAL STATEMENTS October 31, 2023 (Continued)

107

YieldMax ETFs

JPMO ETF

Assets - Investments in Securities	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$—	$2,907,327	$—	$2,907,327
Options Purchased	19,040	—	—	19,040
Short-Term Investments	603,039	—	—	603,039
Total Investments in Securities	$622,079	$2,907,327	$—	$3,529,406

Liabilities - Options Written	Level 1	Level 2	Level 3	Total
Call Options	$12,279	$—	$—	$12,279
Put Options	—	254,263	—	254,263
Total Options Written	$12,279	$254,263	$—	$266,542

AMDY ETF

Assets - Investments in Securities	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$—	$5,439,371	$—	$5,439,371
Options Purchased	174,225	—	—	174,225
Short-Term Investments	97,376	—	—	97,376
Total Options Written	$271,601	$5,439,371	$—	$5,710,972

Liabilities - Options Written	Level 1	Level 2	Level 3	Total
Call Options	$47,725	$—	$—	$47,725
Put Options	—	790,259	—	790,259
Total Options Written	$47,725	$790,259	$—	$837,984

PYPY ETF

Assets - Investments in Securities	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$—	$790,468	$—	$790,468
Options Purchased	39,520	—	—	39,520
Short-Term Investments	462,110	—	—	462,110
Total Investments in Securities	$501,630	$790,468	$—	$1,292,098

Liabilities - Options Written	Level 1	Level 2	Level 3	Total
Call Options	$8,450	$—	$—	$8,450
Put Options	—	119,508	—	119,508
Total Options Written	$8,450	$119,508	$—	$127,958

SQY ETF

Assets - Investments in Securities	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$—	$2,880,129	$—	$2,880,129
Options Purchased	461,970	—	—	461,970
Short-Term Investments	887,613	—	—	887,613
Total Investments in Securities	$1,349,583	$2,880,129	$—	$4,229,712

Liabilities - Options Written	Level 1	Level 2	Level 3	Total
Call Options	$13,960	$—	$—	$13,960
Put Options	—	207,946	—	207,946
Total Options Written	$13,960	$207,946	$—	$221,906

NOTES TO FINANCIAL STATEMENTS October 31, 2023 (Continued)

108

YieldMax ETFs

NOTES TO FINANCIAL STATEMENTS October 31, 2023 (Continued)

MRNY ETF

Assets - Investments in Securities	Level 1	Level 2	Level 3	Total
Options Purchased	$131,100	$—	$—	$131,100
Short-Term Investments	50,000	—	—	50,000
Total Investments in Securities	$181,100	$—	$—	$181,100

Liabilities - Options Written	Level 1	Level 2	Level 3	Total
Call Options	$13,490	$—	$—	$13,490
Put Options	—	104,689	—	104,689
Total Options Written	$13,490	$104,689	$—	$118,179

B.Derivative Instruments. As the buyer of a call option, each Fund has a right to buy the underlying reference instrument (e.g., a currency or security) at the exercise price at any time during the option period (for American style options). The Funds may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire. For example, each Fund may buy call options on underlying reference instruments that they intends to buy with the goal of limiting the risk of a substantial increase in their market price before the purchase is effected. Unless the price of the underlying reference instrument changes sufficiently, a call option purchased by each Fund may expire without any value to the Funds, in which case such Funds would experience a loss to the extent of the premium paid for the option plus related transaction costs.

As the buyer of a put option, each Fund has the right to sell the underlying reference instrument at the exercise price at any time during the option period (for American style options). Like a call option, the Funds may enter into closing sale transactions with respect to put options, exercise them or permit them to expire. Each Fund may buy a put option on an underlying reference instrument owned by the Funds (a protective put) as a hedging technique in an attempt to protect against an anticipated decline in the market value of the underlying reference instrument. Such hedge protection is provided only during the life of the put option when the Funds, as the buyer of the put option, are able to sell the underlying reference instrument at the put exercise price, regardless of any decline in the underlying instrument’s market price. The Funds may also seek to offset a decline in the value of the underlying reference instrument through appreciation in the value of the put option. A put option may also be purchased with the intent of protecting unrealized appreciation of an instrument when the Sub-Adviser deems it desirable to continue to hold the instrument because of tax or other considerations. The premium paid for the put option and any transaction costs would reduce any short-term capital gain that may be available for distribution when the instrument is eventually sold. Buying put options at a time when the buyer does not own the underlying reference instrument allows the buyer to benefit from a decline in the market price of the underlying reference instrument, which generally increases the value of the put option.

If a put option was not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying reference instrument remains equal to or greater than the exercise price during the life of the put option, the buyer would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs. In order for the purchase of a put option to be profitable, the market price of the underlying reference instrument must decline sufficiently below the exercise price to cover the premium and transaction costs.

By virtue of the Funds’ investments in option contracts equity ETFs and equity indices, the Funds are exposed to common stocks indirectly which subjects the Funds to equity market risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Funds invest.

The Funds have adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

109

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NOTES TO FINANCIAL STATEMENTS October 31, 2023 (Continued)

For the period ended October 31, 2023, the Funds’ monthly average quantity and notional value are described below:

OARK ETF

Average Notional Amount
Options Purchased	$26,972,864
Options Written	(54,863,963)

Statement of Assets & Liabilities

Fair value of derivative instruments as of October 31, 2023:

	Asset Derivatives as of October 31, 2023		Liability Derivatives as of October 31, 2023
Derivative Instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity Contracts:
Options Purchased	Investments in securities, at value	$293,755	None	$—
Options Written	None	—	Options written	15,644,201

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the period ended October 31, 2023:

Derivative Instruments	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Equity Contracts:
Options Purchased	Realized and Unrealized Gain (Loss) on Investments	$(2,787,711)	$(7,907,370)
Options Written	Realized and Unrealized Gain (Loss) on Options Written	7,765,288	(10,178,930)

TSLY ETF

Average Notional Amount
Options Purchased	$200,629,265
Options Written	(400,010,348)

110

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NOTES TO FINANCIAL STATEMENTS October 31, 2023 (Continued)

Statement of Assets & Liabilities

Fair value of derivative instruments as of October 31, 2023:

	Asset Derivatives as of October 31, 2023		Liability Derivatives as of October 31, 2023
Derivative Instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity Contracts:
Options Purchased	Investments in securities, at value	$88,215,400	None	$—
Options Written	None	—	Options written	44,714,196

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the period ended October 31, 2023:

Derivative Instruments	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Equity Contracts:
Options Purchased	Realized and Unrealized Gain (Loss) on Investments	$(69,769,563)	$3,979,634
Options Written	Realized and Unrealized Gain (Loss) on Options Written	(94,382,064)	13,567,746

APLY ETF

Average Notional Amount
Options Purchased	$29,057,081
Options Written	(53,781,755)

Statement of Assets & Liabilities

Fair value of derivative instruments as of October 31, 2023:

	Asset Derivatives as of October 31, 2023		Liability Derivatives as of October 31, 2023
Derivative Instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity Contracts:
Options Purchased	Investments in securities, at value	$925,840	None	$—
Options Written	None	—	Options written	2,476,254

111

YieldMax ETFs

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the period ended October 31, 2023:

Derivative Instruments	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Equity Contracts:
Options Purchased	Realized and Unrealized Gain (Loss) on Investments	$(1,459,840)	$(2,102,882)
Options Written	Realized and Unrealized Gain (Loss) on Options Written	(1,365,630)	(466,296)

NVDY ETF

Average Notional Amount
Options Purchased	$76,609,663
Options Written	(154,591,799)

Statement of Assets & Liabilities

Fair value of derivative instruments as of October 31, 2023:

	Asset Derivatives as of October 31, 2023		Liability Derivatives as of October 31, 2023
Derivative Instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity Contracts:
Options Purchased	Investments in securities, at value	$1,055,825	None	$—
Options Written	None	—	Options written	17,592,408

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the period ended October 31, 2023:

Derivative Instruments	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Equity Contracts:
Options Purchased	Realized and Unrealized Gain (Loss) on Investments	$(4,508,374)	$(11,010,835)
Options Written	Realized and Unrealized Gain (Loss) on Options Written	13,655,023	(4,640,711)

NOTES TO FINANCIAL STATEMENTS October 31, 2023 (Continued)

112

YieldMax ETFs

AMZY ETF

Average Notional Amount
Options Purchased	$21,200,433
Options Written	(26,155,735)

Statement of Assets & Liabilities

Fair value of derivative instruments as of October 31, 2023:

	Asset Derivatives as of October 31, 2023		Liability Derivatives as of October 31, 2023
Derivative Instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity Contracts:
Options Purchased	Investments in securities, at value	$718,820	None	$—
Options Written	None	—	Options written	1,575,446

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the period ended October 31, 2023:

Derivative Instruments	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Equity Contracts:
Options Purchased	Realized and Unrealized Gain (Loss) on Investments	$247,392	$(1,649,506)
Options Written	Realized and Unrealized Gain (Loss) on Options Written	1,729,929	403,325

GOOY ETF

Average Notional Amount
Options Purchased	$12,282,045
Options Written	(24,564,090)

Statement of Assets & Liabilities

Fair value of derivative instruments as of October 31, 2023:

	Asset Derivatives as of October 31, 2023		Liability Derivatives as of October 31, 2023
Derivative Instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity Contracts:
Options Purchased	Investments in securities, at value	$344,530	None	$—
Options Written	None	—	Options written	548,563

NOTES TO FINANCIAL STATEMENTS October 31, 2023 (Continued)

113

YieldMax ETFs

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the period ended October 31, 2023:

Derivative Instruments	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Equity Contracts:
Options Purchased	Realized and Unrealized Gain (Loss) on Investments	$443,949	$(1,494,283)
Options Written	Realized and Unrealized Gain (Loss) on Options Written	332,863	(122,313)

FBY ETF

Average Notional Amount
Options Purchased	$8,738,368
Options Written	(17,476,735)

Statement of Assets & Liabilities

Fair value of derivative instruments as of October 31, 2023:

	Asset Derivatives as of October 31, 2023		Liability Derivatives as of October 31, 2023
Derivative Instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity Contracts:
Options Purchased	Investments in securities, at value	$549,400	None	$—
Options Written	None	—	Options written	331,777

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the period ended October 31, 2023:

Derivative Instruments	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Equity Contracts:
Options Purchased	Realized and Unrealized Gain (Loss) on Investments	$(389,740)	$(555,195)
Options Written	Realized and Unrealized Gain (Loss) on Options Written	875,598	324,043

NOTES TO FINANCIAL STATEMENTS October 31, 2023 (Continued)

114

YieldMax ETFs

NFLY ETF

Average Notional Amount
Options Purchased	$10,198,463
Options Written	(20,396,927)

Statement of Assets & Liabilities

Fair value of derivative instruments as of October 31, 2023:

	Asset Derivatives as of October 31, 2023		Liability Derivatives as of October 31, 2023
Derivative Instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity Contracts:
Options Purchased	Investments in securities, at value	$227,155	None	$—
Options Written	None	—	Options written	1,205,719

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the period ended October 31, 2023:

Derivative Instruments	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Equity Contracts:
Options Purchased	Realized and Unrealized Gain (Loss) on Investments	$(185,436)	$(532,800)
Options Written	Realized and Unrealized Gain (Loss) on Options Written	536,173	699,047

CONY ETF

Average Notional Amount
Options Purchased	$32,804,493
Options Written	(65,608,987)

Statement of Assets & Liabilities

Fair value of derivative instruments as of October 31, 2023:

	Asset Derivatives as of October 31, 2023		Liability Derivatives as of October 31, 2023
Derivative Instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity Contracts:
Options Purchased	Investments in securities, at value	$5,776,380	None	$—
Options Written	None	—	Options written	4,689,606

NOTES TO FINANCIAL STATEMENTS October 31, 2023 (Continued)

115

YieldMax ETFs

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the period ended October 31, 2023:

Derivative Instruments	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Equity Contracts:
Options Purchased	Realized and Unrealized Gain (Loss) on Investments	$ 77,384	$(1,821,028)
Options Written	Realized and Unrealized Gain (Loss) on Options Written	2,620,760	2,513,396

DISO ETF

Average Notional Amount
Options Purchased	$3,466,147
Options Written	(6,932,293)

Statement of Assets & Liabilities

Fair value of derivative instruments as of October 31, 2023:

	Asset Derivatives as of October 31, 2023		Liability Derivatives as of October 31, 2023
Derivative Instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity Contracts:
Options Purchased	Investments in securities, at value	$373,450	None	$—
Options Written	None	—	Options written	59,533

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the period ended October 31, 2023:

Derivative Instruments	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Equity Contracts:
Options Purchased	Realized and Unrealized Gain (Loss) on Investments	$ —	$(102,896)
Options Written	Realized and Unrealized Gain (Loss) on Options Written	118,943	38,639

NOTES TO FINANCIAL STATEMENTS October 31, 2023 (Continued)

116

YieldMax ETFs

MSFO ETF

Average Notional Amount
Options Purchased	$7,431,472
Options Written	(13,652,568)

Statement of Assets & Liabilities

Fair value of derivative instruments as of October 31, 2023:

	Asset Derivatives as of October 31, 2023		Liability Derivatives as of October 31, 2023
Derivative Instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity Contracts:
Options Purchased	Investments in securities, at value	$745,875	None	$—
Options Written	None	—	Options written	48,721

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the period ended October 31, 2023:

Derivative Instruments	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Equity Contracts:
Options Purchased	Realized and Unrealized Gain (Loss) on Investments	$ (25,540)	$ 46,695
Options Written	Realized and Unrealized Gain (Loss) on Options Written	226,521	199,604

XOMO ETF

Average Notional Amount
Options Purchased	$5,118,525
Options Written	(10,237,050)

Statement of Assets & Liabilities

Fair value of derivative instruments as of October 31, 2023:

	Asset Derivatives as of October 31, 2023		Liability Derivatives as of October 31, 2023
Derivative Instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity Contracts:
Options Purchased	Investments in securities, at value	$8,330	None	$—
Options Written	None	—	Options written	603,307

NOTES TO FINANCIAL STATEMENTS October 31, 2023 (Continued)

117

YieldMax ETFs

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the period ended October 31, 2023:

Derivative Instruments	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Equity Contracts:
Options Purchased	Realized and Unrealized Gain (Loss) on Investments	$159,234	$(371,120)
Options Written	Realized and Unrealized Gain (Loss) on Options Written	50,163	(393,873)

JPMO ETF

Average Notional Amount
Options Purchased	$3,902,624
Options Written	(7,805,248)

Statement of Assets & Liabilities

Fair value of derivative instruments as of October 31, 2023:

	Asset Derivatives as of October 31, 2023		Liability Derivatives as of October 31, 2023
Derivative Instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity Contracts:
Options Purchased	Investments in securities, at value	$19,040	None	$—
Options Written	None	—	Options written	266,542

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the period ended October 31, 2023:

Derivative Instruments	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Equity Contracts:
Options Purchased	Realized and Unrealized Gain (Loss) on Investments	$ 48,156	$(105,582)
Options Written	Realized and Unrealized Gain (Loss) on Options Written	(124,025)	(110,769)

NOTES TO FINANCIAL STATEMENTS October 31, 2023 (Continued)

118

YieldMax ETFs

AMDY ETF

Average Notional Amount
Options Purchased	$4,797,335
Options Written	(9,594,670)

Statement of Assets & Liabilities

Fair value of derivative instruments as of October 31, 2023:

	Asset Derivatives as of October 31, 2023		Liability Derivatives as of October 31, 2023
Derivative Instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity Contracts:
Options Purchased	Investments in securities, at value	$174,225	None	$—
Options Written	None	—	Options written	837,984

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the period ended October 31, 2023:

Derivative Instruments	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Equity Contracts:
Options Purchased	Realized and Unrealized Gain (Loss) on Investments	$137,930	$(252,185)
Options Written	Realized and Unrealized Gain (Loss) on Options Written	64,575	(248,910)

PYPY ETF

Average Notional Amount
Options Purchased	$2,134,900
Options Written	(4,269,800)

Statement of Assets & Liabilities

Fair value of derivative instruments as of October 31, 2023:

	Asset Derivatives as of October 31, 2023		Liability Derivatives as of October 31, 2023
Derivative Instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity Contracts:
Options Purchased	Investments in securities, at value	$39,520	None	$—
Options Written	None	—	Options written	127,958

NOTES TO FINANCIAL STATEMENTS October 31, 2023 (Continued)

119

YieldMax ETFs

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the period ended October 31, 2023:

Derivative Instruments	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Equity Contracts:
Options Purchased	Realized and Unrealized Gain (Loss) on Investments	$(32,010)	$(85,700)
Options Written	Realized and Unrealized Gain (Loss) on Options Written	28,720	(37,058)

SQY ETF

Average Notional Amount
Options Purchased	$3,562,125
Options Written	(7,124,250)

Statement of Assets & Liabilities

Fair value of derivative instruments as of October 31, 2023:

	Asset Derivatives as of October 31, 2023		Liability Derivatives as of October 31, 2023
Derivative Instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity Contracts:
Options Purchased	Investments in securities, at value	$461,970	None	$—
Options Written	None	—	Options written	221,906

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the period ended October 31, 2023:

Derivative Instruments	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Equity Contracts:
Options Purchased	Realized and Unrealized Gain (Loss) on Investments	$(247,802)	$14,213
Options Written	Realized and Unrealized Gain (Loss) on Options Written	(247,555)	68,144

NOTES TO FINANCIAL STATEMENTS October 31, 2023 (Continued)

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MRNY ETF

Average Notional Amount
Options Purchased	$1,443,240
Options Written	(2,886,480)

Statement of Assets & Liabilities

Fair value of derivative instruments as of October 31, 2023:

	Asset Derivatives as of October 31, 2023		Liability Derivatives as of October 31, 2023
Derivative Instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity Contracts:
Options Purchased	Investments in securities, at value	$131,100	None	$—
Options Written	None	—	Options written	118,179

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the period ended October 31, 2023:

Derivative Instruments	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Equity Contracts:
Options Purchased	Realized and Unrealized Gain (Loss) on Investments	$ —	$(54,378)
Options Written	Realized and Unrealized Gain (Loss) on Options Written	18,012	(12,094)

The Funds are not subject to master netting agreements; therefore, no additional disclosures regarding netting arrangements are required.

C.Federal Income Taxes. Each of the Funds has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Funds intend to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the period ended October 31) plus undistributed amounts, if any, from prior years. Tax expense is disclosed in the Statement of Operations, if applicable.

As of October 31, 2023, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.

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D.Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts and premiums on debt securities purchased are accreted and amortized over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Debt income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received.

E.Distributions to Shareholders. The Funds intend to pay out dividends and interest income, if any, monthly, and distribute any net realized capital gains to its shareholders at least annually. Distributions are recorded on the ex-dividend date. If a Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made for a taxable year may be re-characterized as a return of capital to shareholders.

F.Use of Estimates. The preparation of financial statements in conformity with U.S.GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Funds, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

H.Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of the value of the Funds’ net assets. An illiquid investment is any security that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Funds should be in a position where the value of illiquid investments held by each Fund exceeds 15% of each Fund’s net assets, the Funds will take such steps as set forth in the Program.

J.Derivatives Transactions. Pursuant to Rule 18f-4 under the 1940 Act, the SEC imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments currently used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test. Funds whose use of derivatives is more than a limited specified exposure amount are required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager. The Funds implemented a Rule 18f-4 Derivative Risk Management Program that complies with Rule 18f-4.

K. Recently Issued Accounting Pronouncements.

•In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the financial statements.

L. Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the periods ended October 31, 2023, there were no reclassifications for any of the Funds.

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M. Other Regulatory Matters. In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee information in Investment Company Advertisements. The rule and form amendments will, among other things, require the funds to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023.There is an 18-month transition period after the effective date of the amendment.

NOTE 3 – Principal Investment Risks

ARK Innovation ETF (“ARKK”), Tesla, Inc. (TSLA), Apple Inc. (APLY), Nvidia Corporation (NVDA), Amazon.com (AMZN), Alphabet.com (GOOGL), Meta Platforms, Inc. (META), Netflix, Inc. (NFLX), Coinbase Global, Inc.(CONY), The Walt Disney Company (“DIS”), Microsoft Corporation (“MSFT”), Exxon Mobile Corporation (“SQ”), JPMorgan Chase & Co. (“JPM”), Advanced Micro Devices, Inc. (“XOM”), PayPal Holdings, Inc. (“PYPL”), Block, Inc. (“SQ”), and Moderna, Inc. (“MRNA”), together (the “Companies”).

The Funds invest in options contracts that are based on the value of each underlying stock OARK ETF(AARK), TSLY ETF (TSLA), APLY ETF (AAPL), NVDY ETF (NVDA), AMZY ETF (AMZN), GOOY ETF (GOOGL), FBY ETF (META), NFLY ETF (NFLX), CONY ETF (COIN), DISO ETF (DIS), MSO ETF (MSFT), XOMO ETF (XOM), JPMO ETF (JPM), AMDY ETF (AMD), PYPY ETF (PYPL), SQY ETF (SQ) and MRNY ETF (MRNY). This subjects the Funds to certain of the same risks as if it owned shares of each underlying stock, even though it does not. By virtue of the Funds’ investments in options contracts that are based on the value of each underlying stock, the Fund may also be subject to the following risks:

ARKK Risk. The OARK ETF invests in options contracts that are based on the value of an ETF, specifically ARKK. This subjects the OARK ETF to certain of the same risks as if it owned shares of ARKK, as well as the types of instruments in which ARKK invests, even though it does not. The value of ARKK will fluctuate over time based on fluctuations in the values of the securities held by ARKK, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. Brokerage, tax and other expenses may negatively impact the performance of ARKK and, in turn, the value of the OARK ETF’s shares. Since ARKK is an ETF, it is also subject to the same structural risks as the OARK ETF, which is an ETF.

Indirect Investment in TSLA, AAPL, NVDA, AMZN, GOOGL, META, NFLX, COIN, DIS, MSFT, XOM, JPM, AMD, PYPL, SQ, and MRNY Risk. The Companies are not affiliated with the Trust, the Funds, the Adviser, the Sub-Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Funds will not have voting rights and will not be able to influence management of the Companies but will be exposed to the performance of the underlying stocks. Investors in the Funds will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stocks but will be subject to declines in the performance of the underlying stocks.

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Funds. The Fund are subject to the above principal risk, as well as other principal risks which may adversely affect the Fund’s NAV, trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in The Fund.”

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds, and has overall responsibility for the general management and administration of the Funds pursuant to an investment advisory agreement with the Trust, on behalf of the Funds (the “Advisory Agreement”). The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions. The Adviser also arranges for sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. For the services it provides to the Funds, each Fund pays the Adviser a unitary management fee, which is calculated daily and paid monthly, at an annual rate of 0.99% of each Fund’s average daily net assets.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under 1940 Act, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser (collectively, the “Excluded Expenses”).

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The Sub-Adviser is responsible for the day-to-day management of each Fund’s portfolio, including determining the securities purchased and sold by the Funds, subject to the supervision of the Adviser and the Board. For its services, the Sub-Adviser is paid a fee by the Adviser, which fee is calculated daily and paid monthly. The Sub-Adviser has agreed to assume a portion of the Adviser’s obligation to pay all expenses incurred by the Fund, except for the sub-advisory fee payable to the Sub-Adviser and Excluded Expenses. For assuming the payment obligations for a portion of the Fund’s expenses, the Adviser has agreed to pay the Sub-Adviser a corresponding share of profits, if any, generated by the Fund’s unitary fee. Expenses incurred by the Fund and paid by the Sub-Adviser include fees charged by Tidal (defined below).

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of each Fund’s related expenses and manages the Trust’s relationships with its various service providers.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ sub-administrator, fund accountant and transfer agent. In those capacities Fund Services performs various administrative and accounting services for the Funds. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of each Fund’s shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the period ended October 31, 2023, there were no purchases or sales or maturities of long-term securities except U.S. government securities.

For the period ended October 31, 2023, the purchases or sales of long-term U.S. government securities were as follows:

Fund	Purchases	Sales
OARK ETF	$49,531,524	$9,198,257
TSLY ETF	484,440,544	178,288,712
APLY ETF	34,405,657	6,171,718
NVDY ETF	85,708,848	8,999,167
AMZY ETF	16,991,745	244,395
GOOY ETF	8,002,856	687,851
FBY ETF	6,428,474	872,029
NFLY ETF	8,221,426	4,736
CONY ETF	29,689,512	1,319,591
DISO ETF	1,787,995	30,426
MSFO ETF	4,027,130	285,490
XOMO ETF	3,348,083	—
JPMO ETF	2,186,880	742,316
AMDY ETF	2,712,126	—
PYPY ETF	1,378,214	982,700
SQY ETF	1,438,581	—
MRNY ETF	—	—

For the period ended October 31, 2023, the Funds did not have any in-kind transactions associated with creations and redemptions for the Funds.

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NOTE 6 – INCOME TAXES AND Distributions TO SHAREHOLDERS

The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations.

The tax character of distributions paid during the period ended October 31, 2023 were as follows:

	Distributions paid from:
	Ordinary Income	Return of Capital
OARK ETF	$6,825,543	$2,654,837
TSLY ETF	8,692,542	93,438,948
APLY ETF	672,828	2,881,085
NVDY ETF	11,495,186	1,828,277
AMZY ETF	1,306,818	—
GOOY ETF	544,960	—
FBY ETF	403,095	—
NFLY ETF	439,752	—
CONY ETF	2,870,900	—
DISO ETF	52,860	—
MSFO ETF	111,920	—
XOMO ETF	93,048	—
JPMO ETF	22,548	34,152
AMDY ETF	—	—
PYPY ETF	—	—
SQY ETF	—	—
MRNY ETF	—	—

As of October 31, 2023, components of the distributable (accumulated) earnings (losses) on a tax basis were as follows:

	OARK ETF	TSLY ETF	APLY ETF	NVDY ETF	AMZY ETF	GOOY ETF
Cost of investments(1)	$84,708,993	$653,850,853	$58,205,830	$155,572,936	$34,196,739	$17,607,741
Gross tax unrealized appreciation	271,269	17,547,380	—	939,483	591,064	55
Gross tax unrealized depreciation	(19,048,274)	(1,464,357)	(2,672,852)	(16,753,974)	(1,871,779)	(1,638,050)
Net tax unrealized appreciation (depreciation)	(18,777,005)	16,083,023	(2,672,852)	(15,814,491)	(1,280,715)	(1,637,995)
Undistributed ordinary income (loss)	—	—	—	—	1,150,923	354,344
Undistributed long-term capital gain (loss)	—	—	—	—	—	—
Total distributable earnings	—	—	—	—	1,150,923	354,344
Other accumulated gain (loss)	(271,269)	(164,151,364)	(2,840,561)	(939,483)	(252,425)	(55)
Total distributable (accumulated) earnings (losses)	$(19,048,274)	$(148,068,341)	$(5,513,413)	$(16,753,974)	$(382,217)	$(1,283,706)

	FBY ETF	NFLY ETF	CONY ETF	DISO ETF	MSFO ETF	XOMO ETF
Cost of investments(1)	$12,214,786	$15,441,995	$62,167,896	$3,942,439	$9,165,966	$7,021,418
Gross tax unrealized appreciation	331,238	816,025	2,718,885	38,639	251,054	19,800
Gross tax unrealized depreciation	(579,568)	(665,642)	(2,079,403)	(106,695)	(14,195)	(791,985)
Net tax unrealized appreciation (depreciation)	(248,330)	150,383	639,482	(68,056)	236,859	(772,185)
Undistributed ordinary income (loss)	507,085	544,027	800,034	129,066	226,538	172,302
Undistributed long-term capital gain (loss)	—	—	—	—	—	—
Total distributable earnings	507,085	544,027	800,034	129,066	226,538	172,302
Other accumulated gain (loss)	(331,238)	(544,571)	(743,287)	(38,639)	(85,041)	(19,800)
Total distributable (accumulated) earnings (losses)	$(72,483)	$149,839	$696,229	$22,371	$378,356	$(619,683)

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	JPMO ETF	AMDY ETF	PYPY ETF	SQY ETF	MRNY ETF
Cost of investments(1)	$3,481,761	$5,377,965	$1,288,081	$3,929,394	$129,393
Gross tax unrealized appreciation	6,171	385	6,572	82,357	3,000
Gross tax unrealized depreciation	(225,068)	(505,362)	(130,513)	(3,945)	(69,472)
Net tax unrealized appreciation (depreciation)	(218,897)	(504,977)	(123,941)	78,412)	(66,472)
Undistributed ordinary income (loss)	—	224,015	6,472	6,063	17,776
Undistributed long-term capital gain (loss)	—	—	—	—	—
Total distributable earnings	—	224,015	6,472	6,063	17,776
Other accumulated gain (loss)	(77,300)	(385)	(6,572)	(495,357)	—
Total distributable (accumulated) earnings (losses)	$(296,197)	$(281,347)	$(124,041)	$(410,882)	$(48,696)

(1)The difference between book and tax-basis unrealized appreciation was attributable primarily to the treatment of wash sales and a change in each Fund’s neutral options strategy.

Net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of each Fund’s next taxable year. As of the most recent fiscal period ended October 31, 2023, the Funds have not elected to defer late year losses. As of the most recent fiscal period ended October 31, 2023, the following Funds had long-term and short-term capital loss carryovers, which do not expire:

	Long-Term Capital Loss Carryovers	Short-Term Capital Loss Carryovers
OARK ETF	$—	$—
TSLY ETF	—	146,603,984
APLY ETF	—	2,840,561
NVDY ETF	—	—
AMZY ETF	—	—
GOOY ETF	—	—
FBY ETF	—	—
NFLY ETF	—	—
CONY ETF	—	—
DISO ETF	—	—
MSFO ETF	—	—
XOMO ETF	—	—
JPMO ETF	—	71,129
AMDY ETF	—	—
PYPY ETF	—	—
SQY ETF	—	413,000
MRNY ETF	—	—

NOTE 7 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the shares may be different from their NAV. The Funds issue and redeems shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

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The Funds currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% and for Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Fund for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 8 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including rising inflation, uncertainty regarding central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine, significant conflict between Israel and Hamas in the Middle East, and the impact of COVID-19. The global recovery from COVID-19 may last for an extended period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. The Middle East conflict has led to significant loss of life, damaged infrastructure and escalated tensions both in the region and globally. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser and Sub-Adviser will monitor developments and seek to manage the Funds in a manner consistent with achieving the Funds’ investment objective, but there can be no assurance that they will be successful in doing so.

NOTE 9 – SUBSEQUENT EVENTS

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Funds have determined that there are no subsequent events that would need to be recorded or disclosed in the Funds’ financial statements.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of YieldMax ETFs and
Board of Trustees of Tidal Trust II

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and options written, of YieldMax ETFs comprising the funds listed below (the “Funds”), each a series of Tidal Trust II, as of October 31, 2023, the related statements of operations, the statements of changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2023, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statement of Changes in Net Assets	Financial Highlights
YieldMax Innovation Option Income Strategy ETF, YieldMax TSLA Option Income Strategy ETF	For the period from November 22, 2022 (commencement of operations) through October 31, 2023
YieldMax AAPL Option Income Strategy ETF	For the period from April 17, 2023 (commencement of operations) through October 31, 2023
YieldMax NVDA Option Income Strategy ETF	For the period from May 10, 2023 (commencement of operations) through October 31, 2023
YieldMax AMZN Option Income Strategy ETF	For the period from July 24, 2023 (commencement of operations) through October 31, 2023
YieldMax GOOGL Option Income Strategy ETF, YieldMax META Option Income Strategy ETF	For the period from July 27, 2023 (commencement of operations) through October 31, 2023
YieldMax NFLX Option Income Strategy ETF	For the period from August 7, 2023 (commencement of operations) through October 31, 2023
YieldMax COIN Option Income Strategy ETF	For the period from August 14, 2023 (commencement of operations) through October 31, 2023
YieldMax DIS Option Income Strategy ETF, YieldMax MSFT Option Income Strategy ETF	For the period from August 24, 2023 (commencement of operations) through October 31, 2023
YieldMax XOM Option Income Strategy ETF	For the period from August 30, 2023 (commencement of operations) through October 31, 2023
YieldMax JPM Option Income Strategy ETF	For the period from September 11, 2023 (commencement of operations) through October 31, 2023
YieldMax AMD Option Income Strategy ETF	For the period from September 18, 2023 (commencement of operations) through October 31, 2023
YieldMax PYPL Option Income Strategy ETF	For the period from September 25, 2023 (commencement of operations) through October 31, 2023
YieldMax SQ Option Income Strategy ETF	For the period from October 10, 2023 (commencement of operations) through October 31, 2023
YieldMax MRNA Option Income Strategy ETF	For the period from October 23, 2023 (commencement of operations) through October 31, 2023

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

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Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Tidal Investment LLC’s investment companies since 2020.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
December 29, 2023

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

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EXPENSE EXAMPLES For the Period Ended October 31, 2023 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Funds’ shares, and (2) ongoing costs, including management fees of the Funds. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The actual examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from May 1, 2023 to October 31, 2023 for the OARK ETF, TSLY ETF, APLY ETF, and the from the commencement of operations for the rest of the Funds (see below) to October 31, 2023. The hypothetical example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from May 1, 2023 to October 31, 2023.

Commencement of Operations:
NVDY ETF	5/10/2023
AMZY ETF	7/24/2023
GOOY ETF	7/27/2023
FBY ETF	7/27/2023
NFLY ETF	8/7/2023
CONY ETF	8/14/2023
DISO ETF	8/24/2023
MSFO ETF	8/24/2023
XOMO ETF	8/30/2023
JPMO ETF	9/11/2023
AMDY ETF	9/18/2023
PYPY ETF	9/25/2023
SQY ETF	10/10/2023
MRNY ETF	10/23/2023

Actual Expenses

The first line of the following tables provides information about actual account values and actual expenses. The examples include, but are not limited to, unitary fees. However, the examples do not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of the Funds’ shares. Therefore, the second line of the following tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

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EXPENSE EXAMPLES For the Period Ended October 31, 2023 (Unaudited) (Continued)

OARK ETF

	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Expenses Paid During the Period May 1, 2023 – October 31, 2023(1)
Actual	$1,000.00	$981.90	$5.50
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.66	$5.60

(1)Expenses are equal to the Fund’s annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the most recent six-month period).

TSLY ETF

	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Expenses Paid During the Period May 1, 2023 – October 31, 2023(2)
Actual	$1,000.00	$1,098.00	$5.29
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.16	$5.09

(2)Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the most recent six-month period).

APLY ETF

	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Expenses Paid During the Period May 1, 2023 – October 31, 2023(3)
Actual	$1,000.00	$993.90	$5.28
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.91	$5.35

(3)Expenses are equal to the Fund’s annualized expense ratio of 1.05%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the most recent six-month period).

NVDY ETF

	Beginning Account Value May 10, 2023	Ending Account Value October 31, 2023	Expenses Paid During the Period May 10, 2023 – October 31, 2023(4)
Actual	$1,000.00	$1,218.80	$5.39
	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Expenses Paid During the Period May 1, 2023 – October 31, 2023(5)
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.06	$5.19

(4)Expenses are equal to the Fund’s annualized expense ratio of 1.02%, multiplied by the average account value over the period, multiplied by 174/365 (to reflect the period from May 10, 2023 to October 31, 2023, the commencement of operations date to the end of the period).

(5)The hypothetical expenses are equal to the Fund’s annualized expense ratio of 1.02%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the most recent six-month period).

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EXPENSE EXAMPLES For the Period Ended October 31, 2023 (Unaudited) (Continued)

AMZY ETF

	Beginning Account Value July 24, 2023	Ending Account Value October 31, 2023	Expenses Paid During the Period July 24, 2023 – October 31, 2023(6)
Actual	$1,000.00	$1,079.40	$2.99
	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Expenses Paid During the Period May 1, 2023 – October 31, 2023(7)
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.86	$5.40

(6)Expenses are equal to the Fund’s annualized expense ratio of 1.06%, multiplied by the average account value over the period, multiplied by 99/365 (to reflect the period from July 24, 2023 to October 31, 2023, the commencement of operations date to the end of the period).

(7)The hypothetical expenses are equal to the Fund’s annualized expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the most recent six-month period).

GOOY ETF

	Beginning Account Value July 27, 2023	Ending Account Value October 31, 2023	Expenses Paid During the Period July 27, 2023 – October 31, 2023(8)
Actual	$1,000.00	$965.00	$2.56
	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Expenses Paid During the Period May 1, 2023 – October 31, 2023(9)
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.21	$5.04

(8)Expenses are equal to the Fund’s annualized expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 96/365 (to reflect the period from July 27, 2023 to October 31, 2023, the commencement of operations date to the end of the period).

(9)The hypothetical expenses are equal to the Fund’s annualized expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the most recent six-month period).

FBY ETF

	Beginning Account Value July 27, 2023	Ending Account Value October 31, 2023	Expenses Paid During the Period July 27, 2023 – October 31, 2023(10)
Actual	$1,000.00	$1,021.70	$2.63
	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Expenses Paid During the Period May 1, 2023 – October 31, 2023(11)
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.21	$5.04

(10)Expenses are equal to the Fund’s annualized expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 96/365 (to reflect the period from July 27, 2023 to October 31, 2023, the commencement of operations date to the end of the period).

(11)The hypothetical expenses are equal to the Fund’s annualized expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the most recent six-month period).

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EXPENSE EXAMPLES For the Period Ended October 31, 2023 (Unaudited) (Continued)

NFLY ETF

	Beginning Account Value August 7, 2023	Ending Account Value October 31, 2023	Expenses Paid During the Period August 7, 2023 – October 31, 2023(12)
Actual	$1,000.00	$940.10	$2.24
	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Expenses Paid During the Period May 1, 2023 – October 31, 2023(13)
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.21	$5.04

(12)Expenses are equal to the Fund’s annualized expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 85/365 (to reflect the period from August 7, 2023 to October 31, 2023, the commencement of operations date to the end of the period).

(13)The hypothetical expenses are equal to the Fund’s annualized expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the most recent six-month period).

CONY ETF

	Beginning Account Value August 14, 2023	Ending Account Value October 31, 2023	Expenses Paid During the Period August 14, 2023 – October 31, 2023(14)
Actual	$1,000.00	$1,046.90	$2.38
	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Expenses Paid During the Period May 1, 2023 – October 31, 2023(15)
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.71	$5.55

(14)Expenses are equal to the Fund’s annualized expense ratio of 1.09%, multiplied by the average account value over the period, multiplied by 78/365 (to reflect the period from August 14, 2023 to October 31, 2023, the commencement of operations date to the end of the period).

(15)The hypothetical expenses are equal to the Fund’s annualized expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the most recent six-month period).

DISO ETF

	Beginning Account Value August 24, 2023	Ending Account Value October 31, 2023	Expenses Paid During the Period August 24, 2023 – October 31, 2023(16)
Actual	$1,000.00	$1,012.20	$2.16
	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Expenses Paid During the Period May 1, 2023 – October 31, 2023(17)
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.41	$5.85

(16)Expenses are equal to the Fund’s annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 68/365 (to reflect the period from August 24, 2023 to October 31, 2023, the commencement of operations date to the end of the period).

(17)The hypothetical expenses are equal to the Fund’s annualized expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the most recent six-month period).

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EXPENSE EXAMPLES For the Period Ended October 31, 2023 (Unaudited) (Continued)

MSFO ETF

	Beginning Account Value August 24, 2023	Ending Account Value October 31, 2023	Expenses Paid During the Period August 24, 2023 – October 31, 2023(18)
Actual	$1,000.00	$1,081.30	$2.02
	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Expenses Paid During the Period May 1, 2023 – October 31, 2023(19)
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.96	$5.30

(18)Expenses are equal to the Fund’s annualized expense ratio of 1.04%, multiplied by the average account value over the period, multiplied by 68/365 (to reflect the period from August 24, 2023 to October 31, 2023, the commencement of operations date to the end of the period).

(19)The hypothetical expenses are equal to the Fund’s annualized expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the most recent six-month period).

XOMO ETF

	Beginning Account Value August 30, 2023	Ending Account Value October 31, 2023	Expenses Paid During the Period August 30, 2023 – October 31, 2023(20)
Actual	$1,000.00	$929.20	$1.84
	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Expenses Paid During the Period May 1, 2023 – October 31, 2023(21)
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.56	$5.70

(20)Expenses are equal to the Fund’s annualized expense ratio of 1.12%, multiplied by the average account value over the period, multiplied by 62/365 (to reflect the period from August 30, 2023 to October 31, 2023, the commencement of operations date to the end of the period).

(21)The hypothetical expenses are equal to the Fund’s annualized expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the most recent six-month period).

JPMO ETF

	Beginning Account Value September 11, 2023	Ending Account Value October 31, 2023	Expenses Paid During the Period September 11 – October 31, 2023(22)
Actual	$1,000.00	$954.20	$1.41
	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Expenses Paid During the Period May 1, 2023 – October 31, 2023(23)
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.21	$5.35

(22)Expenses are equal to the Fund’s annualized expense ratio of 1.05%, multiplied by the average account value over the period, multiplied by 50/365 (to reflect the period from September 11, 2023 to October 31, 2023, the commencement of operations date to the end of the period).

(23)The hypothetical expenses are equal to the Fund’s annualized expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the most recent six-month period).

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EXPENSE EXAMPLES For the Period Ended October 31, 2023 (Unaudited) (Continued)

AMDY ETF

	Beginning Account Value September 18, 2023	Ending Account Value October 31, 2023	Expenses Paid During the Period September 18, 2023 – October 31, 2023(24)
Actual	$1,000.00	$942.00	$1.13
	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Expenses Paid During the Period May 1, 2023 – October 31, 2023(25)
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.21	$5.04

(24)Expenses are equal to the Fund’s annualized expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 43/365 (to reflect the period from September 18, 2023 to October 31, 2023, the commencement of operations date to the end of the period).

(25)The hypothetical expenses are equal to the Fund’s annualized expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the most recent six-month period).

PYPY ETF

	Beginning Account Value September 25, 2023	Ending Account Value October 31, 2023	Expenses Paid During the Period September 25, 2023 – October 31, 2023(26)
Actual	$1,000.00	$901.80	$1.09
	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Expenses Paid During the Period May 1, 2023 – October 31, 2023(27)
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.36	$5.90

(26)Expenses are equal to the Fund’s annualized expense ratio of 1.16%, multiplied by the average account value over the period, multiplied by 36/365 (to reflect the period from September 25, 2023 to October 31, 2023, the commencement of operations date to the end of the period).

(27)The hypothetical expenses are equal to the Fund’s annualized expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the most recent six-month period).

SQY ETF

	Beginning Account Value October 10, 2023	Ending Account Value October 31, 2023	Expenses Paid During the Period October 10, 2023 – October 31, 2023(28)
Actual	$1,000.00	$888.30	$1.08
	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Expenses Paid During the Period May 1, 2023 – October 31, 2023(29)
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.21	$10.11

(28)Expenses are equal to the Fund’s annualized expense ratio of 1.99%, multiplied by the average account value over the period, multiplied by 21/365 (to reflect the period from October 10, 2023 to October 31, 2023, the commencement of operations date to the end of the period).

(29)The hypothetical expenses are equal to the Fund’s annualized expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the most recent six-month period).

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EXPENSE EXAMPLES For the Period Ended October 31, 2023 (Unaudited) (Continued)

MRNY ETF

	Beginning Account Value October 23, 2023	Ending Account Value October 31, 2023	Expenses Paid During the Period October 23, 2023 – October 31, 2023(30)
Actual	$1,000.00	$967.50	$0.21
	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Expenses Paid During the Period May 1, 2023 – October 31, 2023(31)
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.21	$5.04

(30)Expenses are equal to the Fund’s annualized expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 8/365 (to reflect the period from October 23, 2023 to October 31, 2023, the commencement of operations date to the end of the period).

(31)The hypothetical expenses are equal to the Fund’s annualized expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the most recent six-month period).

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In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (“Rule 22e-4”), Tidal Trust II (the “Trust”), on behalf of its following series (the “Funds”):

YieldMax Innovation Option Income Strategy ETF
YieldMax TSLA Option Income Strategy ETF
YieldMax AAPL Option Income Strategy ETF
YieldMax NVDA Option Income Strategy ETF
YieldMax AMZN Option Income Strategy ETF
YieldMax GOOGL Option Income Strategy ETF
YieldMax META Option Income Strategy ETF
YieldMax NFLX Option Income Strategy ETF
YieldMax COIN Option Income Strategy ETF
YieldMax DIS Option Income Strategy ETF
YieldMax MSFT Option Income Strategy ETF
YieldMax XOM Option Income Strategy ETF
YieldMax JPM Option Income Strategy ETF
YieldMax AMD Option Income Strategy ETF
YieldMax PYPL Option Income Strategy ETF
YieldMax SQ Option Income Strategy ETF
YieldMax MRNA Option Income Strategy ETF

The Funds have adopted and implemented a liquidity risk management program (the “Program”). The Program seeks to promote effective liquidity risk management for the Fund and to protect the Funds shareholders from dilution of their interests. The Trust’s Board of Trustees (the “Board”) has approved the designation of Tidal Investments LLC, each Fund’s investment adviser, as the program administrator (the “Program Administrator”). The Program Administrator has further delegated administration of the Program to a member of its compliance team. The Program Administrator has also delegated certain responsibilities under the Program to the investment sub-adviser of the Funds; however, the Program Administrator remains responsible for the overall administration and operation of the Program. The Program Administrator is required to provide a written annual report to the Board regarding the adequacy and effectiveness of the Program, including the operation of the highly liquid investment minimum, if applicable, and any material changes to the Program.

On August 15, 2023, the Board reviewed the Program Administrator’s written annual report for the period July 1, 2022 through June 30, 2023 (the “Report”). The Program assesses liquidity risk under both normal and reasonably foreseeable stressed market conditions. The risk is managed by monitoring the degree of liquidity of a fund’s investments, limiting the amount of illiquid investments and utilizing various risk management tools and facilities available to a fund, among other means. The Trust has engaged the services of ICE Data Services, Inc., a third-party vendor, to provide daily portfolio investment classification services to assist in the Program Administrator’s assessment. The Report noted that no highly liquid investment minimum is required for the Funds because the Funds qualify as primarily highly liquid funds (as defined under Rule 22e-4). The Report noted that there were no breaches of the restrictions on acquiring or holding greater than 15% illiquid investments of the Fund during the review period. The Report confirmed that each Fund’s investment strategies remained appropriate for an open-end fund and that the Funds were able to meet requests for redemptions without significant dilution of remaining investors’ interests in the Funds. The Report noted that no material changes had been made to the Program during the review period. The Program Administrator determined that the Program complies with the requirements of Rule 22e-4 and is reasonably designed and operating effectively.

All of the Funds, with the exception of the YieldMax Innovation Option Income Strategy ETF, YieldMax TSLA Option Income Strategy ETF, YieldMax AAPL Option Income Strategy ETF, and YieldMax NVDA Option Income Strategy ETF, commenced operations after June 30, 2023 and were not a part of the Report but have adopted the Program upon commencement of operations.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

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TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

Name, Address and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(4)	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees(2)
Javier Marquina Born: 1973	Trustee	Indefinite term; since 2022	Founder and Chief Executive Officer of ARQ Consultants Inc. (since 2019); Interim CEO for the Americas of Acciona Inmobiliaria (2020 to 2021); Head of Investment Team for Latin America for GLL Real Estate Partners (2016 to 2020); Self-employed real estate investment advisor advising institutional and private real estate investors in cross border property acquisitions and dispositions, as well as consulting research and market analysis (2015 to 2019).	36	Inmobiliaria Specturm
Michelle McDonough Born: 1980	Trustee	Indefinite term; since 2022	Chief Operating Officer, Trillium Asset Management LLC.	36	Trillium Asset Management, LLC
Dave Norris Born: 1976	Trustee	Indefinite term; since 2022	Chief Operating Officer, RedRidge Diligence Services.	36	None
Interested Trustee and Executive Officer
Eric W. Falkeis(3) c/o Tidal ETF Services, LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1973	President, Principal Executive Officer, Interested Trustee, Chairman	President and Principal Executive Officer since 2022, Indefinite term; Interested Trustee, Chairman, since 2022, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013 to 2018) and Direxion Advisors, LLC (2017 to 2018). President, Principal Executive Officer (since 2018).	36

Independent Director, Muzinich BDC, Inc. (since 2019); Trustee, Professionally Managed Portfolios (27 series) (since 2011); Interested Trustee, Direxion Fund, Direxion Shares ETF Trust, and Direxion Insurance Trust (2014 to 2018); Trustee and Chairman of Tidal ETF Trust (since 2018).

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TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Name, Address and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(4)	Other Directorships Held by Trustee During Past 5 Years
Executive Officers
Aaron J. Perkovich c/o Tidal ETF Services, LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1973	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Indefinite term; since 2023

Head of Fund Administration (since 2023), Fund Administration Manager (2022 to 2023), Tidal ETF Services LLC; Assistant Director Investments, Mason Street Advisors, LLC (2021 to 2022); Vice President, U.S. Bancorp Fund Services, LLC (2006 to 2021).

				Not Applicable	Not Applicable
William H. Woolverton, Esq. c/o Tidal ETF Services, LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1951	Chief Compliance Officer and AML Compliance Officer	AML Compliance Officer since 2023, Indefinite term; Chief Compliance Officer, Indefinite term; since 2022

Chief Compliance Officer (since 2023), Compliance Advisor (2022 to 2023), Tidal Investments LLC; Chief Compliance Officer, Tidal ETF Services LLC (since 2022); Senior Compliance Advisor, Cipperman Compliance Services, LLC (since 2020); Operating Partner, Altamont Capital Partners (private equity firm) (2021 to present); Managing Director and Head of Legal - US, Waystone (global governance solutions) (2016 to 2019).

				Not Applicable	Not Applicable
Ally L. Mueller c/o Tidal ETF Services, LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1979	Vice President	Indefinite term; since 2023	Head of ETF Launches and Client Success (since 2023), Head of ETF Launches and Finance Director (2019 to 2023), Tidal ETF Services LLC; Assistant Treasurer, Tidal ETF Trust (since 2022).	Not Applicable	Not Applicable
Lissa M. Richter c/o Tidal ETF Services, LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1979	Secretary	Indefinite term; since 2022	ETF Regulatory Manager, Tidal ETF Services LLC (Since 2021); Senior Paralegal, Rafferty Asset Management, LLC (2013 to 2020); Senior Paralegal, Officer, U.S Bancorp Fund Services LLC, (2005 to 2013).	Not Applicable	Not Applicable
Peter Chappy c/o Tidal ETF Services, LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1975	Assistant Treasurer	Indefinite term; since 2023

Fund Administration Manager, Tidal ETF Services LLC (since 2023); Product Owner, Allvue Systems (2022 to 2023); Senior Business Consultant, Refinitiv (2015 to 2022); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2008 to 2015).

				Not Applicable	Not Applicable

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Name, Address and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(4)	Other Directorships Held by Trustee During Past 5 Years
Melissa Breitzman c/o Tidal ETF Services, LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1983	Assistant Treasurer	Indefinite term; since 2023	Fund Administration Manager, Tidal ETF Services LLC (since 2023); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2005 to 2023).	Not Applicable	Not Applicable
Charles Ragauss c/o Tidal ETF Services, LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1987	Vice President	Indefinite term; since 2022	Portfolio Manager, Tidal Investments LLC (Since 2020); Chief Operating Officer (and other capacities) CSat Investment Advisory, L.P. (2016 to 2020).	Not Applicable	Not Applicable

(1)The Trustees have designated a mandatory retirement age of 76, such that each Trustee, serving as such on the date he or she reaches the age of 76, shall submit his or her resignation not later than the last day of the calendar year in which his or her 76th birthday occurs.

(2)All Independent Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).

(3)Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer, Chairman of the Trust, and Chief Executive Officer of Tidal ETF Services LLC, an affiliate of the Adviser.

(4)The Trust, as of the date of this shareholder report, offered for sale to the public 36 of the 56 Funds registered with the SEC.

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

140

YieldMax ETFs

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on July 17, 2023, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) considered the approval of:

•the Investment Advisory Agreement (the “Advisory Agreement”) between Tidal investments LLC (f/k/a Toroso Investments, LLC) or (the “Adviser”) and the Trust, on behalf of:

YieldMax MSTR Option Income Strategy ETF

YieldMax ABNB Option Income Strategy ETF

YieldMax AMD Option Income Strategy ETF

YieldMax MRNA Option Income Strategy ETF

YieldMax PYPL Option Income Strategy ETF

YieldMax DIS Option Income Strategy ETF

YieldMax JPM Option Income Strategy ETF

YieldMax MSFT Option Income Strategy ETF

YieldMax XOM Option Income Strategy ETF

(the “YieldMax ETFs”, each a “Fund” and collectively the “Funds”); and

• an Investment Sub-Advisory Agreement (a “Sub-Advisory Agreement) between the Adviser and ZEGA Financial, LLC (“ZEGA” or the “Sub-Adviser”) with respect to the YieldMax ETFs (the Sub-Advisory Agreements together with the Advisory Agreements, referred to as the “Agreements”).

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser and Sub-Advisers.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to each Fund’s shareholders by the Adviser and Sub-Adviser (with respect to the YieldMax ETFs); (ii) the costs of the services to be provided and the profits to be realized by the Adviser and Sub-Adviser (with respect to the YieldMax ETFs) from services to be provided to the Funds, including any fall-out benefits; (iv) comparative fee and expense data for each Fund in relation to other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as each Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser or Sub-Adviser (with respect to the YieldMax ETFs) and their affiliates resulting from services rendered to the Funds. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on July 17, 2023. Among other things, each of the Adviser and Sub-Advisers provided responses to a detailed series of questions, which included information about the Adviser’s and Sub-Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s oral presentations and any other information that the Board received at the meeting, and deliberated on the renewal of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

141

YieldMax ETFs

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited) (Continued)

Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement and Sub-Advisory Agreements. In considering the nature, extent and quality of the services to be provided by the Adviser and Sub-Adviser (with respect to the YieldMax ETFs), the Board reviewed the Adviser’s and Sub-Adviser’s compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser and Sub-Adviser working with ETFs. The Board also considered other services to be provided to the Funds by the Adviser and Sub-Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to each Fund by the Adviser and Sub-Adviser (with respect to the YieldMax ETFs) based on their experience, personnel, operations and resources.

Historical Performance. The Board noted that the Funds had not yet commenced operations and that therefore there was no prior performance to review.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the proposed advisory fees for each Fund and compared them to the management fees and total operating expenses of its Peer Group. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for each Fund is a “unified fee.”

The Board noted the importance of the fact that the proposed advisory fee for each Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources. The Board further noted that because the Funds are new, it was difficult to estimate the profitability of each Fund to the Adviser. The Board, however, considered collateral or “fall-out” benefits that the Adviser and its affiliates may derive as a result of their relationship with the Funds.

The Board noted that because the Funds are new, it also was difficult to estimate whether the Fund would experience economies of scale. The Board noted that the Adviser will review expenses as each Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis if the Funds achieved asset growth.

The Board also reviewed the proposed sub-advisory fee paid to the Sub-Adviser (with respect to the YieldMax ETFs) for its services under the Sub-Advisory Agreement. The Board considered this fee in light of the services the Sub-Adviser provides as investment sub-adviser to the Funds. The Board determined that the proposed fee reflected an appropriate allocation of the advisory fee paid to the Adviser and Sub-Adviser given the work performed by each firm. The Board also considered that Validus NA, Inc. was acting as sponsor for the Validus ETF and had agreed to assume the payment of any fund expenses above the level of the unitary fee. The Board considered that pursuant to these arrangements, if fund expenses, including a payment to the Adviser of a certain amount, fall below the level of the unitary fee, the Adviser would pay any remaining portion of the unitary fee to the sponsor out of its profits. The Board concluded that the proposed sub-advisory fee for each Fund was reasonable in light of the services rendered.

The Board also considered that the sub-advisory fee paid to the Sub-Adviser (with respect to the YieldMax ETFs) is paid out of the Adviser’s unified fee and represents an arm’s-length negotiation between the Adviser and the Sub-Adviser. For these reasons, the Trustees determined that the profitability to the Sub-Adviser from its relationship with the Fund was not a material factor in their deliberations with respect to consideration of approval of the Sub-Advisory Agreement. The Board considered that, because the sub-advisory fee was paid by the Adviser out of its unified fee, any economies of scale would not benefit shareholders and, thus, were not relevant for the consideration of the approval of the sub-advisory fee.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of each Advisory Agreement and Sub-Advisory Agreement are fair and reasonable; (b) concluded that each of the Adviser’s and Sub-Adviser’s fees are reasonable in light of the services that the Adviser and Sub-Adviser will provide to each Fund; and (c) agreed to approve the Advisory Agreement and Sub-Advisory Agreement for an initial term of two years.

142

YieldMax ETFs

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION (Unaudited)

For the periods ended October 31, 2023, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

OARK ETF	0.00%
TSLY ETF	0.00%
APLY ETF	0.00%
NVDY ETF	0.00%
AMZY ETF	0.00%
GOOY ETF	0.00%
FBY ETF	0.00%
NFLY ETF	0.00%
CONY ETF	0.00%
DISO ETF	0.00%
MFSO ETF	0.00%
XOMO ETF	0.00%
JPMO ETF	0.00%
AMDY ETF	0.00%
PYPY ETF	0.00%
SQY ETF	0.00%
MRNY ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the periods ended October 31, 2023, was as follows:

OARK ETF	0.00%
TSLY ETF	0.00%
APLY ETF	0.00%
NVDY ETF	0.00%
AMZY ETF	0.00%
GOOY ETF	0.00%
FBY ETF	0.00%
NFLY ETF	0.00%
CONY ETF	0.00%
DISO ETF	0.00%
MFSO ETF	0.00%
XOMO ETF	0.00%
JPMO ETF	0.00%
AMDY ETF	0.00%
PYPY ETF	0.00%
SQY ETF	0.00%
MRNY ETF	0.00%

ADDITIONAL INFORMATION (Unaudited)

143

YieldMax ETFs

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distribution under Internal Revenue Section 871(k)(2)(c) for the periods ended October 31, 2023, was as follows:

OARK ETF	83.13%
TSLY ETF	0.00%
APLY ETF	0.00%
NVDY ETF	86.57%
AMZY ETF	82.55%
GOOY ETF	77.53%
FBY ETF	76.91%
NFLY ETF	79.76%
CONY ETF	92.01%
DISO ETF	53.42%
MFSO ETF	53.15%
XOMO ETF	61.15%
JPMO ETF	0.00%
AMDY ETF	0.00%
PYPY ETF	0.00%
SQY ETF	0.00%
MRNY ETF	0.00%

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request without charge, by calling (866) 864-3968 or by accessing the Fund’s website at www.yieldmaxetfs.com. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-months ending June 30 is available upon request without charge by calling (866) 864-3968 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds’ portfolio holdings are posted on the Funds’ website daily at www.yieldmaxetfs.com. The Funds file its complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling (866) 864-3968. Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited)

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to its daily NAV is available, without charge, on the Funds’ website at www.yieldmaxetfs.com.

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (866) 864-3968. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Fund’s website at www.yieldmaxetfs.com.

ADDITIONAL INFORMATION (Unaudited) (Continued)

Investment Adviser
Tidal Investments LLC
(f/k/a Toroso Investments, LLC)
234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204

Investment Sub-Adviser
ZEGA Financial, LLC
777 South Flagler Drive, West Tower, Suite 800
West Palm Beach, Florida 33401

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1835 Market Street, Suite 310
Philadelphia, PA 19103

Legal Counsel
Sullivan & Worcester LLP
1633 Broadway
New York, NY 10019

Custodian
U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Fund Administrator
Tidal ETF Services LLC
234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204

Transfer Agent, Fund Accountant and Fund Sub-Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Fund Information
Fund	Ticker	CUSIP
YieldMax Innovation Option Income Strategy ETF	OARK	88634T600
YieldMax TSLA Option Income Strategy ETF	TSLY	88634T709
YieldMax AAPL Option Income Strategy ETF	APLY	88634T857
YieldMax NVDA Option Income Strategy ETF	NVDY	88634T774
YieldMax AMZN Option Income Strategy ETF	AMZY	88634T840
YieldMax GOOGL Option Income Strategy ETF	GOOY	88634T790
YieldMax META Option Income Strategy ETF	FBY	88634T816
YieldMax NFLX Option Income Strategy ETF	NFLY	88634T782
YieldMax COIN Option Income Strategy ETF	CONY	88634T824
YieldMax DIS Option Income Strategy ETF	DISO	88634T444
YieldMax MSFT Option Income Strategy ETF	MSFO	88634T428
YieldMax XOM Option Income Strategy ETF	XOMO	88634T410
YieldMax JPM Option Income Strategy ETF	JPMO	88634T436
YieldMax AMD Option Income Strategy ETF	AMDY	88634T477
YieldMax PYPL Option Income Strategy ETF	PYPY	88634T451
YieldMax SQ Option Income Strategy ETF	SQY	88634T766
YieldMax MRNA Option Income Strategy ETF	MRNY	88634T469

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. David Norris is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

YieldMax ETFs

FYE 10/31/2023
Audit Fees	$183,500
Audit-Related Fees	N/A
Tax Fees	$51,000
All Other Fees	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Non-Audit Related Fees	FYE 10/31/2023
Registrant	N/A
Registrant’s Investment Adviser	N/A

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last year.

Non-Audit Related Fees	FYE 10/31/2023
Registrant	N/A
Registrant’s Investment Adviser	N/A

The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Javier Marquina, Michelle McDonough, and David Norris.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust II

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	January 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	January 8, 2024

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	January 8, 2024

* Print the name and title of each signing officer under his or her signature.